As filed with the Securities and Exchange Commission on September 2, 1997.
                      Registration Nos. 33-54632 and 811-7340


                      U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549
                                 ----------------
                                     FORM N-1A




              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          POST-EFFECTIVE AMENDMENT NO. 38


                                        and


          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 39


                              The JPM Pierpont Funds
                          (formerly, The Pierpont Funds)
                (Exact Name of Registrant as Specified in Charter)

             60 State Street, Suite 1300, Boston, Massachusetts 02109
                     (Address of Principal Executive Offices)

                Registrant's Telephone Number, including Area Code:
                                  (617) 557-0700

                  John E. Pelletier, c/o Funds Distributor, Inc.
             60 State Street, Suite 1300, Boston, Massachusetts 02109
                      (Name and Address of Agent for Service)

                    Copy to:         Stephen K. West, Esq.
                                     Sullivan & Cromwell
                                     125 Broad Street
                                     New York, New York 10004

It is proposed that this filing will become effective (check appropriate box):


[ ] Immediately  upon filing  pursuant to paragraph (b)
[x] on September 2, 1997 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph  (a)(i)
[ ] on (date) pursuant to paragraph  (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of Rule 485.


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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




The Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant has filed Rule 24f-2 notices with respect to its series as follows: Tax Exempt Money Market and Tax Exempt Bond Funds (for their fiscal years ended August 31, 1996) on October 29, 1996; Federal Money Market, Short Term Bond, Bond, Emerging Markets Equity and International Equity Funds (for their fiscal years ended October 31, 1996) on December 20, 1996; Prime Money Market Fund (for its fiscal year ended November 30, 1996) on January 17, 1997; European Equity, Japan Equity and Asia Growth Funds (for their fiscal years ended December 31, 1996) on February 27, 1997; New York Total Return Bond Fund (for its fiscal year ended March 31, 1997) on May 21, 1997; U.S. Equity and U.S. Small Company Funds (for their fiscal years ended May 31, 1997) on July 22, 1997; and Diversified Fund (for its fiscal year ended June 30, 1997) on August 28, 1997. The Registrant expects to file Rule 24f-2 notices with respect to its U.S. Small Company Opportunities Fund (for its fiscal year ending May 31, 1998) on or before July 30, 1998; Global Strategic Income Fund (for its fiscal years ending October 31, 1997) on or before December 30, 1997; International Opportunities and Latin American Equity Funds (for their fiscal years ending November 30, 1997) on or before January 29, 1998; and Emerging Markets Debt Fund (for its fiscal year ending December 31, 1997) on or before March 2, 1998.


The Prime Money Market Portfolio, The Tax Exempt Money Market Portfolio, The Federal Money Market Portfolio, The Short Term Bond Portfolio, The U.S. Fixed Income Portfolio, The Tax Exempt Bond Portfolio, The U.S. Equity Portfolio, The U.S. Small Company Portfolio, The International Equity Portfolio, The Diversified Portfolio, The Emerging Markets Equity Portfolio, The New York Total Return Bond Portfolio, The Series Portfolio and Series Portfolio II have also executed this Registration Statement.

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




                         THE JPM PIERPONT FUNDS
    (INTERNATIONAL OPPORTUNITIES FUND, GLOBAL STRATEGIC INCOME FUND, LATIN AMERICAN EQUITY FUND, EMERGING MARKETS DEBT FUND AND SMALL
               COMPANY GROWTH FUND) CROSS-REFERENCE SHEET
                        (As Required by Rule 495)



PART A ITEM NUMBER:  Prospectus Headings.

1.     COVER PAGE:  Cover Page.

2.     SYNOPSIS:  Who May Be a Suitable Investor in the Fund.


3.     CONDENSED FINANCIAL INFORMATION: Financial Highlights


4. GENERAL DESCRIPTION OF REGISTRANT: Information About the Master-Feeder Structure; Who May Be a Suitable Investor in the Fund; Investment Objective and Policies; Additional Investment Practices and Risks; Organization.

5. MANAGEMENT OF THE FUND: Management of the Fund and Portfolio; Organization; Shareholder Inquiries and Services; Additional Information.

5A.    MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE: Not Applicable.

6. CAPITAL STOCK AND OTHER SECURITIES: Information About the Master-Feeder Structure; Shareholder Inquiries and Services; Net Asset Value; Taxes; Dividends and Distributions; Organization.

7. PURCHASE OF SECURITIES BEING OFFERED: Purchase of Shares; Exchange of Shares; Who May Be a Suitable Investor in the Fund; Dividends and Distributions; Net Asset Value.

8. REDEMPTION OR REPURCHASE: Redemption of Shares; Exchange of Shares; Net Asset Value.

9.     PENDING LEGAL PROCEEDINGS:  Not Applicable.

PART B ITEM NUMBER:  Statement of Additional Information Headings.

10.      COVER PAGE: Cover Page.

11.      TABLE OF CONTENTS: Table of Contents.

12.      GENERAL INFORMATION AND HISTORY: General.


13. INVESTMENT OBJECTIVES AND POLICIES: Investment Objectives and Policies; Additional Investments; Investment Restrictions; Quality and Diversification Requirements; Appendix A.


14.      MANAGEMENT OF THE FUND: Trustees and Officers.

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



15.    CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES: Description of
       Shares.

16. INVESTMENT ADVISORY AND OTHER SERVICES: Investment Advisor; Distributor; Co-Administrator; Services Agent; Custodian and Transfer Agent; Shareholder Servicing; Independent Accountants; Expenses.

17.    BROKERAGE ALLOCATION AND OTHER PRACTICES: Portfolio Transactions.

18. CAPITAL STOCK AND OTHER SECURITIES: Massachusetts Trust; Description of Shares.

19. PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED: Net Asset Value; Purchase of Shares; Redemption of Shares; Exchange of Shares; Dividends and Distributions.

20.    TAX STATUS: Taxes.

21.    UNDERWRITERS: Distributor.

22.    CALCULATION OF PERFORMANCE DATA: Performance Data.

23.    FINANCIAL STATEMENTS: Financial Statements.

PART C. Information required to be included in Part C is set forth under the appropriate items, so numbered, in Part C of this Registration Statement.



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




                                EXPLANATORY NOTE


         This post-effective amendment No. 38 (the "Amendment") to the Registrant's registration statement on Form N-1A (File No. 33-54632) (the "Registration Statement") is being filed with respect to The JPM Pierpont Emerging Markets Debt Fund, a series of shares of the Registrant (the "Fund"), pursuant to the Registrant's undertaking to file a post-effective amendment to the Registration Statement, using financials which need not be certified, within four to six months following the date of commencement of public investment operations of the Fund. As a result, the Amendment does not affect any of the Registrant's currently effective prospectuses for each other series of shares of the Registrant.









































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                                                        C-1

-------------------------------------------------------------------------------
PROSPECTUS
The JPM Pierpont Emerging Markets Debt Fund
60 State Street
Boston, Massachusetts 02109
For information call (800) 521-5411


The investment objective of The JPM Pierpont Emerging Markets Debt Fund (the "Fund") is high total return from a portfolio of fixed income securities of emerging markets issuers. Total return consists of realized and unrealized capital gains and losses plus income. THE FUND SEEKS TO ACHIEVE ITS OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE EMERGING MARKETS DEBT PORTFOLIO (THE "PORTFOLIO"), WHICH HAS THE SAME INVESTMENT OBJECTIVE AS THE FUND. THE FUND INVESTS IN THE PORTFOLIO THROUGH A TWO-TIER MASTER-FEEDER INVESTMENT FUND STRUCTURE. SEE INFORMATION ABOUT THE MASTER-FEEDER STRUCTURE ON PAGE 2.


The Portfolio invests primarily in a portfolio of debt obligations issued by governments, government-related agencies and corporate issuers located in emerging markets around the world.


THE PORTFOLIO INVESTS IN LOWER QUALITY DEBT INSTRUMENTS ("JUNK BONDS"), WHICH ARE SUBJECT TO HIGHER RISKS OF UNTIMELY INTEREST AND PRINCIPAL PAYMENTS, DEFAULT AND PRICE VOLATILITY THAN HIGHER QUALITY SECURITIES AND MAY PRESENT LIQUIDITY AND VALUATION PROBLEMS. INVESTMENTS IN SECURITIES OF ISSUERS IN EMERGING MARKETS, INVESTMENTS IN UNRATED AND LOWER RATED DEBT OBLIGATIONS AND INVESTMENTS DENOMINATED OR QUOTED IN FOREIGN CURRENCIES, AS WELL AS THE PORTFOLIO'S USE OF INTEREST RATE AND CURRENCY MANAGEMENT TECHNIQUES, ENTAIL RISKS IN ADDITION TO THOSE THAT ARE CUSTOMARILY ASSOCIATED WITH INVESTING IN DOLLAR-DENOMINATED FIXED INCOME SECURITIES OF U.S. ISSUERS. INTEREST RATE AND CURRENCY MANAGEMENT TECHNIQUES MAY BE UNAVAILABLE OR INEFFECTIVE IN MITIGATING RISKS INHERENT IN THE PORTFOLIO. THE FUND MAY NOT BE ABLE TO ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS INTENDED FOR INVESTORS WHO CAN ACCEPT A HIGH DEGREE OF RISK AND IS NOT SUITABLE FOR ALL INVESTORS.


The Fund is a series of The JPM Pierpont Funds, an open-end management investment company organized as a Massachusetts business trust (the "Trust").

The Portfolio is advised by Morgan Guaranty Trust Company of New York ("Morgan" or the "Advisor").


This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing and should be retained for future reference. Additional information has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated September 2, 1997, as amended or supplemented from time to time. This information is incorporated herein by reference and is available without charge upon written request from the Fund's Distributor or by calling (800) 221-7930. The Fund's Distributor is Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109, Attention: The JPM Pierpont Funds.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF AN INVESTMENT IN THE FUND MAY FLUCTUATE AND MAY, AT THE TIME IT IS REDEEMED, BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THE DATE OF THIS PROSPECTUS IS SEPTEMBER 2, 1997

TABLE OF CONTENTS



                                                          Page
Expense Table...........................................      1
Financial Highlights....................................      2
Information About the Master-Feeder Structure...........      2
Who May Be a Suitable Investor in the Fund..............      3
Investment Objective and Policies.......................      3
Additional Investment Practices and Risks...............      5
Management of the Fund and Portfolio....................     11
Shareholder Inquiries and Services......................     13
                                                          Page
Purchase of Shares......................................     13
Redemption of Shares....................................     14
Exchange of Shares......................................     15
Dividends and Distributions.............................     15
Net Asset Value.........................................     16
Taxes...................................................     16
Organization............................................     17
Additional Information..................................     17

The JPM Pierpont Emerging Markets Debt Fund


EXPENSE TABLE

An investment in the Fund is not subject to any sales charges or redemption fees. Operating expenses described below include the expenses of both the Fund and the Portfolio. The Trustees believe that the Fund's operating expenses are approximately equal to or less than would be the case if the Fund invested its assets directly in securities instead of investing all of its investable assets in the Portfolio.

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases(1)................................................    None
Sales Charge Imposed on Reinvested Distributions............................................    None
Deferred Sales Load.........................................................................    None
Redemption Fees.............................................................................    None
Exchange Fee................................................................................    None

ANNUAL OPERATING EXPENSES(2)


Advisory Fees.............................................................................    0.70%
Rule 12b-1 Fees...........................................................................    None
Other Expenses (after expense reimbursement)..............................................    0.55%
                                                                                            ---------
Total Operating Expenses (after expense reimbursement)....................................    1.25%
                                                                                            ---------
                                                                                            ---------

------------------------
(1) Certain Eligible Institutions (defined below) may impose fees in connection with the purchase of the Fund's shares through such institutions.
(2) These expenses are expressed as a percentage of average net assets for the Fund after expense reimbursement for the period indicated in Financial Highlights below and through April 30, 1998. See Management of the Fund and Portfolio--Expenses. Without such reimbursement, Other Expenses and Total Operating Expenses would have been 1.83% and 2.53%, respectively, on an annualized basis.


EXAMPLE

An investor would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return and redemption at the end of each time period. (The Fund's minimum initial investment is greater than $1,000.)


1 Year.......................................................................................  $      13
3 Years......................................................................................  $      40
5 Years......................................................................................  $      69
10 Years.....................................................................................  $     151


The above expense table is designed to assist investors in understanding the various estimated direct and indirect costs and expenses that investors in the Fund bear. For a complete description of contractual arrangements and other expenses applicable to the Fund and the Portfolio, see Management of the Fund and Portfolio and Shareholder Inquiries and Services--Shareholder Servicing. THE EXAMPLE IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE OR EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

The following selected data for a share outstanding for the Fund for the indicated period should be read in conjunction with the financial statements and related notes which are contained in the Fund's semi-annual report and are incorporated by reference into the Statement of Additional Information. The Fund's semi-annual report includes a discussion of those factors, strategies and techniques that materially affected the Fund's performance during the period of the report, as well as certain related information. A copy of the Fund's semi-annual report will be made available without charge upon request.


                                                                                                           For the Period
                                                                                                           April 17, 1997
                                                                                                          (commencement of
                                                                                                           operations) to
                                                                                                            June 30, 1997
                                                                                                          -----------------
                                                                                                             (unaudited)

Net Asset Value, Beginning of Period....................................................................      $   10.00
                                                                                                                 ------
Income from Investment Operations:
  Net Investment Income.................................................................................           0.18
                                                                                                                 ------
  Net Realized and Unrealized Gain on Investment and Foreign Currency...................................           0.50
                                                                                                                 ------
Total from Investment Operations........................................................................           0.68
                                                                                                                 ------
                                                                                                                 ------
Net Asset Value, End of Period..........................................................................          10.68
                                                                                                                 ------
                                                                                                                 ------
Total Return............................................................................................           6.80%(b)
                                                                                                                 ------
Ratios and Supplemental Data:
  Net Assets, End of Period (in thousands)..............................................................      $   7,573
                                                                                                                 ------
  Ratios to Average Net Assets:
    Expenses............................................................................................           1.25%(a)
                                                                                                                 ------
    Net Investment Income...............................................................................           8.54%(a)
                                                                                                                 ------
    Decrease Reflected in Expense Ratio due to Expense Reimbursement....................................           1.28%(a)
                                                                                                                 ------


------------------------
(a) Annualized.
(b) Not Annualized.

INFORMATION ABOUT THE MASTER-FEEDER STRUCTURE

The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which has an identical investment objective. The Fund is a feeder fund and the Portfolio is the master fund in a so-called master-feeder structure.

In addition to the Fund, other feeder funds may invest in the Portfolio, and information about these other feeder funds is available from the Fund's Distributor. The other feeder funds invest in the Portfolio on the same terms as the Fund and bear a proportionate share of the Portfolio's expenses. The other feeder funds may sell shares on different terms and under a different pricing structure than the Fund, which may produce different performance results.

There are certain risks associated with an investment in a master-feeder structure. Large scale redemptions by other feeder funds in the Portfolio may reduce the diversification of the Portfolio's investments, reduce economies of scale and increase the Portfolio's operating expenses. If the Board of Trustees of the Portfolio approves a change to the investment objective of the Portfolio that is not approved by the Fund's Board of Trustees, the Fund would be required to withdraw its investment in the Portfolio and engage the services of an investment advisor or find a substitute master fund. Withdrawal of the Fund's interest in the Portfolio might cause the Fund to incur expenses it would not otherwise be required to pay.

If the Fund is requested to vote on a matter affecting the Portfolio, the Fund will call a meeting of its shareholders to vote on the matter. The Fund will vote on any matter at the meeting of the Portfolio's investors in the same proportion that the Fund's shareholders voted on the matter. The Fund will vote the shares held by Fund shareholders who do not vote in the same proportion as the shares of Fund shareholders who do vote.

WHO MAY BE A SUITABLE INVESTOR IN THE FUND

An investment in the Fund may offer greater potential for gains and losses but may be more volatile than an investment in a fund investing primarily in investment grade fixed income securities. THE FUND IS INTENDED FOR INVESTORS WHO CAN ACCEPT A HIGH DEGREE OF RISK AND IS NOT SUITABLE FOR ALL INVESTORS. THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

Investments in high yield and emerging markets securities may be considered speculative and involve risks not associated with investments in higher-rated securities. Investments in securities of issuers in emerging markets, investments in unrated and lower rated debt obligations and investments denominated or quoted in foreign currencies, as well as the Portfolio's use of interest rate and currency management techniques, entail risks in addition to those that are customarily associated with investing in dollar-denominated fixed income securities of U.S. issuers. Interest rate and currency management techniques may be unavailable or ineffective in mitigating risks inherent in the Portfolio. The Fund may not be able to achieve its investment objective.

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is high total return from a portfolio of fixed income securities of emerging markets issuers. Total return consists of realized and unrealized capital gains and losses plus income. The Fund seeks to achieve its objective by investing all of its investable assets in the Portfolio, which has the same investment objective as the Fund. Since the investment characteristics of the Fund correspond directly to those of the Portfolio, the following is a discussion of the investment policies and risks of the Portfolio. The Portfolio invests primarily in a portfolio of debt obligations of governments, government-related agencies and companies located in emerging markets around the world.

PRIMARY INVESTMENTS. In normal circumstances, substantially all and at least 65% of the value of the Portfolio's total assets are invested in debt obligations of governments, government-related agencies and corporate issuers located in emerging markets around the world. The Advisor considers "emerging markets" to be any country which is generally considered to be an emerging or developing country by the World Bank, the International Finance Corporation or the United Nations or its authorities. These countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, United Kingdom and United States. An emerging market issuer is one that (i) has its principal securities trading market in an emerging market country; (ii) is organized under the laws of an emerging market country; (iii) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging market countries; (iv) has at least 50% of its assets located in emerging markets; or (v) is a government, governmental authority or agency of an emerging market country.

Debt obligations in which the Portfolio may invest include (i) fixed and floating rate bonds, notes and debentures of corporate issuers, including convertible securities; (ii) commercial paper and bank certificates of deposit;
(iii) loans and interests therein, including loan participations; (iv) obligations issued or guaranteed by a foreign government or its agencies, instrumentalities, political subdivisions and authorities, including obligations of central banks and Brady bonds; (v) structured notes, bonds and debentures issued or guaranteed by governmental or corporate issuers; and (vi) any other debt securities issued or guaranteed by an emerging markets issuer.

Emerging market securities may be denominated in foreign currencies or the U.S. dollar. The Advisor will not routinely attempt to manage the Portfolio's exposure to currencies of emerging markets. However, the Portfolio may from time to time decide to engage in forward foreign currency exchange transactions if the Advisor believes these transactions would be in the Portfolio's best interest.

The Portfolio may invest without limit in fixed income securities rated below investment grade by one or more internationally recognized rating agencies such as Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's") or in unrated securities determined to be of comparable credit quality by the Advisor. These below investment grade securities may include obligations of sovereign and corporate issuers. Under normal circumstances, at least 95% of the Portfolio's total assets will consist of securities rated B or better at the time of purchase by Moody's or S&P. The Portfolio is not required to dispose of securities whose ratings fall below B. Below investment grade obligations, commonly called "junk bonds," are considered speculative and include obligations that are unrated or in default. See Additional Investment Practices and Risks.

For temporary defensive purposes, the Portfolio may invest up to 100% of its assets in cash and money market instruments or invest all or a portion of its assets in debt securities of the U.S. government or corporate issuers. The Portfolio may engage in defensive investing if Morgan determines that economic or market conditions in emerging markets significantly limit opportunities for total return or pose undue risk to investors.

HOW INVESTMENTS ARE SELECTED. The Portfolio seeks to achieve its objective by country allocation and security selection. Morgan believes that an assessment of the creditworthiness of emerging market issuers is the key element in the country allocation process. To assess creditworthiness, Morgan measures country risk, i.e., the risk of a change in the likelihood of repayment by emerging market issuers, by combining a quantitative analysis of economic factors with a qualitative analysis of the political risk for each country. Morgan then compares that risk to the potential total returns offered by issuers in that country. The Portfolio will be more heavily invested in the emerging market countries with higher estimated returns relative to the expected degree of country risk.

Securities are selected for the Portfolio using fundamental and quantitative analysis of the general features of specific emerging markets debt securities including liquidity, volatility, duration and investor participation. The primary criteria in determining the securities in which the Portfolio will invest are the instrument's relative value and estimated total return. An emerging market debt security's expected return and volatility are in large part determined by the type of security (e.g., Brady bond, sovereign debt or loan participation) and market characteristics (e.g., liquidity).

The Portfolio's duration will generally be approximately four to six years. The maturities of the securities in the Portfolio may vary widely, however. In addition to securities selection, the Advisor may use futures contracts to adjust the Portfolio's duration. Duration is a measure of the weighted average maturity of the debt obligations held by the Portfolio and the sensitivity of the Portfolio's market value to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive it will be to changes in interest rates.

ADDITIONAL INVESTMENT PRACTICES AND RISKS

INVESTING IN EMERGING MARKETS. Investing in the securities of emerging market issuers involves considerations and potential risks not typically associated with investing in the securities of issuers in the United States and other developed countries.

MARKET CHARACTERISTICS. The fixed income securities markets of emerging countries generally have substantially less volume than the markets for similar securities in the United States and may not be able to absorb, without price disruptions, a significant increase in trading volume or trade size. Additionally, market making activities may be less extensive in such markets, which may contribute to increased volatility and reduced liquidity in those markets. The less liquid the market, the more difficult it may be for the Portfolio to accurately price its portfolio securities or to dispose of such securities at the times determined to be appropriate. The risks associated with reduced liquidity may be particularly acute to the extent that the Fund needs cash to meet redemption requests, to pay dividends and other distributions or to pay expenses.

Investments in foreign issuers may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to these investments and in exchange control regulations (e.g., currency blockage). In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, these procedures have on occasion been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct securities transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets, political or social instability or diplomatic developments which could affect investments in those countries.

ECONOMIC, POLITICAL AND SOCIAL FACTORS. Emerging markets may be subject to a greater degree of economic, political and social instability that could significantly disrupt the principal financial markets than are markets in the United States and in Western European countries. Such instability may result from among other things: (i) authoritarian governments or military involvement in political and economic decision making, including changes or attempted changes in government through extraconstitutional means; (ii) popular unrest associated with demands for improved economic, political and social conditions;
(iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection and conflict. Many emerging markets have experienced in the past, and continue to experience, high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. The economies of many emerging markets are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. In addition, the economies of some emerging markets are vulnerable to weakness in world prices for their commodity exports. The economies of emerging markets may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.

RESTRICTIONS ON INVESTMENT AND REPATRIATION. Certain emerging markets require governmental approval prior to investments by foreign persons or limit investments by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Repatriation of investment income and capital from certain emerging markets is subject to certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect the operation of the Portfolio.

CURRENCY RISKS. The U.S. dollar value of foreign securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of these currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of the Portfolio's assets quoted in those currencies. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. Some countries in emerging markets also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets may restrict the free conversion of their currencies into other currencies. Any devaluations in the currencies in which the Portfolio's securities are denominated may have a detrimental impact on the Portfolio's net asset value.

The Portfolio may invest any portion of its assets in securities denominated in foreign currencies or in a particular currency. The Portfolio may enter into forward foreign currency exchange transactions in an attempt to manage the Portfolio's foreign currency exposure.

INVESTMENT IN LOWER RATED OBLIGATIONS. While generally providing higher coupons or interest rates than investments in higher quality securities, lower quality debt securities involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of the issuers of such securities, and have greater price volatility, especially during periods of economic uncertainty or change. These lower quality debt obligations tend to be affected by economic changes and short-term corporate and industry developments to a greater extent than higher quality securities, which react primarily to fluctuations in the general level of interest rates. To the extent that the Portfolio invests in such lower quality securities, the achievement of its investment objective may be more dependent on the Advisor's credit analysis.

Lower quality debt obligations are affected by the market's perception of their credit quality, especially during times of adverse publicity, and the outlook for economic growth. Economic downturns or an increase in interest rates may cause a higher incidence of default by the issuers of these securities, especially issuers that are highly leveraged. The market for these lower quality fixed income securities is generally less liquid than the market for investment grade fixed income securities. It may be more difficult to sell these lower rated securities to meet redemption requests, to respond to changes in the market, or to value accurately the Portfolio's portfolio holdings for purposes of determining the Fund's net asset value.

SOVEREIGN AND CORPORATE DEBT OBLIGATIONS. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Portfolio may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Portfolio's net asset value, may be more volatile than prices of U.S. debt obligations. In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.

Corporate debt obligations, including obligations of industrial, utility, banking and other financial issuers, are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

BRADY BONDS. Brady bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady bonds have been issued since 1989 and do not have a long payment history. In light of the history of defaults of countries issuing Brady bonds on their commercial bank loans, investments in Brady bonds may be viewed as speculative. Brady bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily the dollar) and are actively traded in over-the-counter ("OTC") secondary markets. Incomplete collateralization of interest or principal payment obligations results in increased credit risk. Dollar-denominated collateralized Brady bonds, which may be either fixed-rate or floating-rate bonds, are generally collateralized by U.S. Treasury zero coupon bonds having the same maturity as the Brady bonds.

OBLIGATIONS OF SUPRANATIONAL ENTITIES. The Portfolio may invest in obligations of supranational entities designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by its governmental members at the entity's call), reserves and net income. There is no assurance that participating governments will be able or willing to honor their commitments to make capital contributions to a supranational entity.

LOAN PARTICIPATIONS. The Portfolio may invest in fixed- and floating-rate loans arranged through private negotiations between an issuer of emerging market debt instruments and one or more financial institutions ("lenders"). Generally, the Portfolio's investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties. When investing in a participation, the Portfolio will have the right to receive payments only from the lender to the extent the lender receives payments from the borrower, and not from the borrower itself. Likewise, the Portfolio will be able to enforce its rights only through the lender, and not directly against the borrower. As a result, the Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it will acquire direct rights against the borrower, but these rights and the Portfolio's obligations may differ from, and be more limited than, those held by the assigning lender. Loan participations and assignments may be illiquid and subject to the Portfolio's restrictions applicable to illiquid securities.

ZERO COUPON, PAY-IN-KIND AND DEFERRED PAYMENT SECURITIES. Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. The Portfolio accrues income with respect to zero coupon and pay-in-kind securities prior to the receipt of cash payments. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The Portfolio may invest up to 5% of its total assets in mortgage-backed securities and in other asset-backed securities issued by non-governmental entities, such as banks and other financial institutions. Mortgage-backed securities include mortgage pass-through securities and collateralized mortgage obligations ("CMOs"). Asset-backed securities are collateralized by such assets as automobile or credit card receivables and are securitized either in a pass-through structure or in a pay-through structure similar to a CMO.

INVESTMENTS IN OTHER INVESTMENT COMPANIES. Certain sectors of the economies of emerging markets are closed to investment by foreigners. The Portfolio may be able to invest in issuers in certain emerging markets solely or primarily through closed-end investment companies that have been authorized as an investor in the emerging market by the market's government. The Portfolio may invest up to 10% of its total assets in shares of other investment companies and up to 5% of its total assets in any one investment company as long as that investment does not represent more than 3% of the total voting shares of the acquired investment company. Investments in the securities of other investment companies may involve duplication of advisory fees and other expenses.

DEPOSITARY RECEIPTS. Depositary receipts are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities of a U.S. or foreign issuer. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored depositary instruments and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

RESTRICTED AND ILLIQUID SECURITIES. The Portfolio may acquire securities that have restrictions on their resale (restricted securities) or securities for which there is a limited trading market which the Advisor may determine are illiquid. However the Portfolio may not purchase an illiquid security if, as a result, more that 15% of its net assets would be invested in illiquid securities. The price the Portfolio pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. In addition, illiquid securities may be more difficult to value due to the unavailability of reliable broker quotes for these securities. The Portfolio may experience delays in disposing of illiquid securities and this may have an adverse effect on the ability of the Fund to meet redemptions in an orderly manner. The Portfolio may purchase restricted securities that are eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended. Restricted securities eligible for resale under Rule 144A may be determined to be liquid in accordance with guidelines established by the Advisor and approved by the Trustees. The Trustees will monitor the Advisor's implementation of these guidelines on a periodic basis.

MONEY MARKET INSTRUMENTS. Under normal circumstances, the Portfolio will purchase money market instruments only to invest temporary cash balances or to maintain liquidity to meet redemptions. However, the

Portfolio may also invest in money market instruments without limitation as a temporary defensive measure taken in the Advisor's judgment during, or in anticipation of, adverse market conditions. These money market instruments include obligations issued or guaranteed by the U.S. Government or any of its agencies and instrumentalities, any foreign government or any of its political subdivisions, commercial paper, bank obligations, repurchase agreements and other debt obligations of U.S. and foreign issuers. If a repurchase agreement counterparty defaults on its obligations, the Portfolio may, under some circumstances, be limited or delayed in disposing of the repurchase agreement collateral to recover its investment.

WHEN-ISSUED AND FORWARD COMMITMENT TRANSACTIONS. The Portfolio may purchase when-issued securities and enter into other forward commitments to purchase or sell securities. The value of securities purchased on a when-issued or forward commitment basis may decline between the purchase date and the settlement date.

DERIVATIVE INSTRUMENTS. The Portfolio may purchase derivative securities to enhance return and enter into derivative contracts to hedge against fluctuations in securities prices or currency exchange rates, to change the duration of the Portfolio's fixed income holdings or as a substitute for the purchase or sale of securities or currency. The Portfolio's investments in derivative securities may include structured securities.

All of the Portfolio's transactions in derivative instruments involve a risk of loss or depreciation due to unanticipated adverse changes in interest rates, securities prices or currency exchange rates. The loss on derivative contracts (other than purchased options) may substantially exceed the Portfolio's initial investment in these contracts. In addition, the Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised by the Portfolio.

STRUCTURED SECURITIES. The Portfolio may invest in structured securities, including currency linked securities. The interest rate or, in some cases, the principal payable at the maturity of a structured security may change positively or inversely in relation to one or more interest rates, financial indices, currency rates or other financial indicators (reference prices). A structured security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on a structured security is a multiple of the change in the reference price. Thus, structured securities may decline in value due to adverse market changes in currency exchange rates and other reference prices.

DERIVATIVE CONTRACTS. The Portfolio may purchase and sell a variety of derivative contracts, including futures contracts on securities, indices or currency; options on futures contracts; options on securities, indices or currency; forward contracts to purchase or sell securities or currency; and interest rate, currency, index and total return swaps. The Portfolio incurs liability to a counterparty in connection with transactions in futures contracts, forward contracts and swaps and in selling options. The Portfolio pays a premium for purchased options. In addition, the Portfolio incurs transaction costs in opening and closing positions in derivative contracts.

RISKS ASSOCIATED WITH DERIVATIVE SECURITIES AND CONTRACTS. The risks associated with the Portfolio's transactions in derivative securities and contracts may include some or all of the following: market risk, leverage and volatility risk, correlation risk, credit risk, and liquidity and valuation risk.

MARKET RISK. Investments in structured securities are subject to the market risks described above. Entering into a derivative contract involves a risk that the applicable market will move against the Portfolio's position and that the Portfolio will incur a loss. For derivative contracts other than purchased options, this loss may substantially exceed the amount of the initial investment made or the premium received by the Portfolio.

LEVERAGE AND VOLATILITY RISK. Derivative instruments may sometimes increase or leverage the Portfolio's exposure to a particular market risk. Leverage enhances the price volatility of derivative instruments held by the Portfolio. If the Portfolio enters into futures contracts, writes options or engages in certain foreign currency exchange transactions, it is required to maintain a segregated account consisting of cash or liquid assets, hold offsetting portfolio securities or currency positions or cover written options which may partially offset the leverage inherent in these transactions.

CORRELATION RISK. The Portfolio's success in using derivative contracts to hedge portfolio assets depends on the degree of price correlation between the derivative contract and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative contract, the assets underlying the derivative contract and the Portfolio's assets.

CREDIT RISK. Derivative securities and OTC derivative contracts involve a risk that the issuer or counterparty will fail to perform its contractual obligations.

LIQUIDITY AND VALUATION RISK. Some derivative securities are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of extreme market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative contract, which may make the contract temporarily illiquid and difficult to price. The Portfolio's ability to terminate OTC derivative contracts may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative securities and contracts, the only source of price quotations may be the selling dealer or counterparty. Segregation of a large percentage of assets could impede portfolio management or the ability to meet redemption requests.

PORTFOLIO SECURITIES LOANS. The Portfolio may lend portfolio securities with a value up to one-third of its total assets. Each loan must be fully collateralized by cash or other eligible assets. The Portfolio may pay reasonable fees in connection with securities loans. The Advisor will evaluate the creditworthiness of prospective institutional borrowers and monitor the adequacy of the collateral to reduce the risk of default by borrowers.

BORROWING AND REVERSE REPURCHASE AGREEMENTS. The Portfolio may (1) borrow money from banks solely for temporary or emergency (but not for leverage) purposes and
(2) enter into reverse repurchase agreements for any purpose. The aggregate amount of such borrowings and reverse repurchase agreements may not exceed one-third of the Portfolio's total assets less liabilities (other than borrowings). For the purposes of the Investment Company Act of 1940 (the "1940 Act"), reverse repurchase agreements are considered a form of borrowing by the Portfolio and, therefore, a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified.


SHORT-TERM TRADING. The Portfolio may sell a portfolio security without regard to the length of time such security has been held if, in the Advisor's view, the security meets the criteria for sale. The annual portfolio turnover rate of the Portfolio is generally not expected to exceed 100%. A high portfolio turnover rate involves higher transaction costs to the Portfolio in the form of dealer spreads. This policy is currently subject to certain requirements for qualification of the Fund as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Effective as of January 1, 1998, the limitations imposed by the Code with respect to short-term trading will no longer apply to the Fund. See "Taxes" in the Statement of Additional Information. These limitations may, in certain circumstances, have made it more difficult for the Fund to manage risk and to engage in certain foreign currency, option, or other transactions. The elimination of these restrictions should give the Fund more flexibility with respect to its investment and hedging strategies.

INVESTMENT POLICIES AND RESTRICTIONS. Except as otherwise stated in this Prospectus or the Statement of Additional Information, the Fund's and the Portfolio's investment objective, policies and restrictions are not fundamental and may be changed without shareholder approval.

PORTFOLIO DIVERSIFICATION AND CONCENTRATION. The Portfolio is non-diversified which means that it may invest more than 5% of its total assets in the securities of a single issuer. Investing a significant amount of the Portfolio's assets in the securities of a small number of emerging market issuers will cause the Fund's net asset value to be more sensitive to events affecting those issuers. The Portfolio will not concentrate (invest 25% or more of its total assets) in the securities of issuers in any one industry. For purposes of this limitation, the staff of the Securities and Exchange Commission (the "SEC") considers (a) all supranational organizations as a group to be a single industry and (b) each foreign government and its political subdivisions to be a single industry.

MANAGEMENT OF THE FUND AND PORTFOLIO

TRUSTEES. The Fund is a series of the Trust, and the Portfolio is a subtrust of The Series Portfolio (the "Portfolio Trust"). The Trustees of the Trust and the Portfolio decide upon matters of general policy and review the actions of Morgan and other service providers. The Trustees of the Trust and the Portfolio Trust are identified below. A majority of the non-interested Trustees have adopted written procedures to deal with any potential conflicts of interest that may arise because the same persons are Trustees of both the Trust and the Portfolio Trust.

Frederick S. Addy...............................  Former Executive Vice President and Chief
                                                  Financial Officer, Amoco Corporation
William G. Burns................................  Former Vice Chairman of the Board and Chief
                                                  Financial Officer, NYNEX Corporation
Arthur C. Eschenlauer...........................  Former Senior Vice President, Morgan Guaranty
                                                  Trust Company of New York
Matthew Healey..................................  Chairman and Chief Executive Officer of the
                                                  Trust and the Portfolio Trust; Chairman,
                                                  Pierpont Group, Inc.
Michael P. Mallardi.............................  Former Senior Vice President, Capital
                                                  Cities/ABC, Inc. and President, Broadcast Group

ADVISOR. The Fund has not retained the services of an investment advisor because the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio has retained the services of Morgan as investment advisor. Morgan provides investment advice and portfolio management services to the Portfolio. Subject to the supervision of the Trustees, Morgan makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments.


Morgan, with principal offices at 60 Wall Street, New York, New York 10260, is a New York trust company that conducts a general banking and trust business. Morgan is a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), a bank holding company organized under the laws of Delaware. Through offices in New York City and abroad, J.P. Morgan, through the Advisor and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment advisor to individual and institutional clients with combined assets under management of over $234 billion.

Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. The following persons have been primarily responsible for the day-to-day management and implementation of Morgan's investment process for the Portfolio (the inception date of each person's responsibility for the Portfolio and his or her business experience for the past five years is indicated parenthetically): Eduardo L. Cortes, Vice President (since March 1997; employed by Morgan since prior to 1992) and Kimberly Conroy, Vice President (since June 1997; employed by Morgan since February 1993).


As compensation for the services rendered and related expenses borne by Morgan under its investment advisory agreement with the Portfolio, the Portfolio has agreed to pay Morgan a fee which is computed daily and may be paid monthly at the annual rate of 0.70% of the Portfolio's average daily net assets. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK.

CO-ADMINISTRATOR. Pursuant to Co-Administration Agreements with the Trust and the Portfolio Trust, Funds Distributor, Inc. ("FDI") serves as the Co-Administrator for the Fund and the Portfolio. FDI (i) provides office space, equipment and clerical personnel for maintaining the organization and books and records of the Fund and the Portfolio; (ii) provides officers for the Trust and the Portfolio Trust; (iii) prepares and files documents required for notification of state securities administrators; (iv) reviews and files marketing and sales literature; (v) files Portfolio regulatory documents and mails Portfolio communications to Trustees and investors; and (vi) maintains related books and records.

For its services under the Co-Administration Agreements, each of the Fund and the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund or the Portfolio is based on the ratio of its net assets to the aggregate net assets of the Trust, the Portfolio Trust and certain other investment companies subject to similar agreements with FDI.

ADMINISTRATIVE SERVICES AGENT. Pursuant to Administrative Services Agreements with the Trust and the Portfolio Trust, Morgan provides administrative and related services to the Fund and the Portfolio, including services related to tax compliance, preparation of financial statements, calculation of performance data, oversight of service providers and certain regulatory and Board of Trustees matters.


Under the Administrative Services Agreements, each of the Fund and the Portfolio has agreed to pay Morgan fees equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Portfolio, the other portfolios in which series of the Trust or The JPM Institutional Funds invest and JPM Series Trust and in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of such aggregate average daily net assets in excess of $7 billion, less the complex-wide fee payable to FDI.


DISTRIBUTOR. FDI, a registered broker-dealer, also serves as the Distributor of shares of the Fund. FDI is a wholly owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.


FUND SERVICES AGREEMENTS. Pursuant to Fund Services Agreements with the Trust and the Portfolio Trust, Pierpont Group, Inc. ("PGI"), 461 Fifth Avenue, New York, New York 10017, assists the Trustees in exercising their overall supervisory responsibilities for the affairs of the Trust and the Portfolio. PGI provides these services for a fee approximating its reasonable cost for providing these services to the Trust, Portfolio and certain other registered investment companies with similar agreements with PGI.

CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the custodian, fund accounting and transfer agent for the Fund and the Portfolio and as the Fund's dividend disbursing agent. State Street keeps the books of account for the Fund and the Portfolio.


EXPENSES. In addition to the fees payable to the service providers identified above, the Fund and the Portfolio are responsible for usual and customary expenses associated with their respective operations. These include, among other things, organization expenses, legal fees, audit and accounting expenses, insurance costs, the compensation and expenses of the Trustees, interest, taxes and extraordinary expenses (such as for litigation). For the Fund, such expenses also include printing and mailing reports, notices and proxy statements to shareholders and registration fees under federal securities laws and filing fees under state securities laws. For the Portfolio, such expenses also include brokerage expenses and registration fees under foreign securities laws.


Morgan has agreed that it will, at least through April 30, 1998, maintain the Fund's total operating expenses (which include expenses of the Fund and the Portfolio) at the annual rate of 1.25% of the Fund's average daily net assets. This expense limitation does not cover extraordinary expenses during the period.

SHAREHOLDER INQUIRIES AND SERVICES

Shareholders may call J.P. Morgan Funds Services at (800) 521-5411 for information about the Fund and assistance with shareholder transactions.

SHAREHOLDER SERVICING. Under a shareholder servicing agreement with the Trust, Morgan, acting directly or through an agent (designated as an Eligible Institution), provides account administration and personal and account maintenance services to Fund shareholders. These services include assisting in the maintenance of accurate account records; processing orders to purchase and redeem shares of the Fund; and responding to shareholder inquiries. The Fund has agreed to pay Morgan a fee for these services at an annual rate of 0.25% of the average daily net assets of the Fund.


Shares may be sold to or through Eligible Institutions, including financial institutions and broker-dealers, that may be paid fees by Morgan or its affiliates for services provided to their clients that invest in the Fund. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Fund as an investment alternative may also be paid a fee.


The business days of the Fund and the Portfolio are the days the New York Stock Exchange is open.

PURCHASE OF SHARES

METHOD OF PURCHASE. Investors may open accounts with the Fund only through the Distributor. All purchase transactions in Fund accounts are processed by Morgan as shareholder servicing agent and the Fund is authorized to accept any instructions relating to a Fund account from Morgan as shareholder servicing agent for the customer. All purchase orders must be accepted by the Fund's Distributor. Investors must be customers of Morgan or an Eligible Institution. Investors may also be employer-sponsored retirement plans that have designated the Fund as an investment option for the plans. Prospective investors who are not already customers of Morgan may apply to become customers of Morgan for the sole purpose of Fund transactions. There are no charges associated with becoming a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Fund reserves the right to determine the purchase orders that it will accept.

MINIMUM INVESTMENT REQUIREMENTS. The Fund requires a minimum initial investment of $2,500. The minimum subsequent investment for all investors is $500. These minimum initial investment requirements may be waived for certain investors, including investors for whom the Advisor is a fiduciary, who are employees of the Advisor, who maintain related accounts with the Fund, other JPM Pierpont Funds or with the Advisor, who make investments for a group of clients, such as financial advisors, trust companies and investment advisors, or who maintain retirement accounts with the Fund.

PURCHASE PRICE AND SETTLEMENT. The Fund's shares are sold on a continuous basis without a sales charge at the net asset value next determined after receipt of an order. Prospective investors may purchase shares with the assistance of an Eligible Institution that may establish its own terms, conditions and charges.


To purchase Fund shares, investors should request their Morgan representative (or a representative of their Eligible Institution) to assist them in placing a purchase order with the Fund's Distributor and to transfer immediately available funds to the Fund's Distributor on the next business day. Any shareholder may also call J.P. Morgan Funds Services at (800) 521-5411 for assistance in placing an order for shares. If the Fund or its agent receives a purchase order prior to 4:00 P.M. New York time on any business day, the purchase of Fund shares is effective and is made at the net asset value determined that day, and the purchaser becomes a holder of record on the next business day upon the Fund's receipt of payment in immediately available funds. If the Fund or its agent receives a purchase order after 4:00 P.M. New York time, the purchase is effective and is made at the net asset value determined on the next business day. The settlement date is generally the business day after the purchase is effective. The purchaser will begin to receive the daily dividends on the settlement date. See Dividends and Distributions.

ELIGIBLE INSTITUTIONS. The services provided by Eligible Institutions may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the Eligible Institution, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as Morgan or the Eligible Institution's clients may reasonably request and agree upon with the Eligible Institution.


Although there is no sales charge levied directly by the Fund, Eligible Institutions may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among Eligible Institutions but in all cases will be retained by the Eligible Institution and not remitted to the Fund or Morgan.

REDEMPTION OF SHARES

METHOD OF REDEMPTION. To redeem Fund shares, an investor may instruct Morgan or his or her Eligible Institution, as appropriate, to submit a redemption request to the Fund or may telephone J.P. Morgan Funds

Services directly at (800) 521-5411 and give the Shareholder Service Representative a preassigned shareholder Personal Identification Number and the amount of the redemption. The Fund executes effective redemption requests at the next determined net asset value per share ("NAV"). See Net Asset Value.


A redemption request received by the Fund or its agent prior to 4:00 P.M. New York time is effective on that day. A redemption request received after that time becomes effective on the next business day. Proceeds of an effective redemption are deposited on the settlement date in immediately available funds to the shareholder's account at Morgan or at his or her Eligible Institution or, in the case of certain Morgan customers, are mailed by check or wire transferred in accordance with the customer's instructions. The redeemer will continue to receive dividends on these shares through the day before the settlement date. The settlement date is generally the next business day after a redemption is effective and, subject to Other Redemption Processing Information below, in any event is within seven days. See Dividends and Distributions.


OTHER REDEMPTION PROCESSING INFORMATION. Redemption requests may not be processed if the redemption request is not submitted in proper form. To be in proper form the Fund must have received the shareholder's certified taxpayer identification number and address. In addition, if shares were paid for by check and the check has not yet cleared, redemption proceeds will not be transmitted until the check has cleared, which may take up to 15 days. The Fund reserves the right to suspend the right of redemption or postpone the payment of redemption proceeds to the extent permitted by the SEC.

MANDATORY REDEMPTION. If a redemption of shares reduces the value of a shareholder's account balance below the required initial minimum investment, the Fund may redeem the remaining shares in the account 60 days after providing written notice to the shareholder of the mandatory redemption. An account will not be subject to mandatory redemption if the shareholder purchases sufficient shares during the 60-day period to increase the account balance to the required minimum investment amount.

EXCHANGE OF SHARES

Shares of the Fund may be exchanged for shares of any of The JPM Pierpont Funds, The JPM Institutional Funds or JPM Series Trust at net asset value without a sales charge. Shareholders should read the prospectus of the fund into which they are exchanging and may only exchange between fund accounts that are registered in the same name, address and taxpayer identification number. After the exchange, shareholders must meet the minimum investment requirements for the fund in which they are then investing. An exchange is a redemption of shares from one fund and a purchase of shares in another and is therefore a taxable transaction that may have tax consequences. The Fund reserves the right to discontinue, alter or limit the exchange privilege at any time. Exchanges are available only in states where an exchange may legally be made.

DIVIDENDS AND DISTRIBUTIONS


The Fund intends to distribute substantially all of its net investment income. The net investment income of the Fund is declared as a dividend daily immediately prior to the determination of the net asset value of the Fund on that day and paid monthly. If an investor's shares are redeemed during a month, accrued but unpaid dividends are paid with the redemption proceeds. The net investment income for the Fund for dividend purposes consists of its pro rata share of the net income of the Portfolio less the Fund's expenses. Expenses of the Fund and the Portfolio, including the fees payable to Morgan, are accrued daily. Shares will accrue dividends as long as they are issued and outstanding. Shares are issued and outstanding as of the settlement date of a purchase order through the day before the settlement date of a redemption order.

Substantially all the realized net capital gains, if any, of the Fund are declared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund. Dividends and distributions will be payable to shareholders of record on the record date. The Fund's dividends and distributions are paid in additional Fund shares unless the shareholder elects to have them paid in cash. The tax treatment of dividends and distributions is the same whether they are paid in shares or cash. Cash dividends and distributions are either (1) credited to the shareholder's account at Morgan or the shareholder's Eligible Institution or (2) in the case of certain Morgan clients, paid by a check mailed in accordance with the client's instructions.


NET ASSET VALUE

The Fund computes its NAV at 4:15 p.m. New York time on each business day. The NAV is determined by subtracting from the value of the Fund's total assets (i.e., the value of its investment in the Portfolio and other assets) the amount of its liabilities and dividing the remainder by the number of outstanding shares.

TAXES

The Fund intends to elect to be treated as a regulated investment company under Subchapter M of the Code. To qualify as such, the Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, the Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to shareholders in accordance with certain timing requirements of the Code.


Dividends paid by the Fund from net investment income, certain foreign currency gains, and the excess of net short-term capital gain over net long-term capital loss will be taxable to its shareholders as ordinary income. Distributions paid by the Fund from the excess of net long-term capital gain over net short-term capital loss and designated as "capital gain dividends" will be taxable as long-term capital gains regardless of how long shareholders have held their shares. These tax consequences will apply whether distributions are received in additional shares or in cash. As a result of the enactment of the Taxpayer Relief Act of 1997 (the "Act"), long-term capital gain of an individual is generally subject to a maximum rate of 28% in respect of a capital asset held directly by such individual for more than one year but not more than eighteen months, and the maximum rate is reduced to 20% in respect of a capital asset held in excess of 18 months. The Act authorizes the Treasury department to promulgate regulations that would apply these rules in the case of capital gain dividends distributed by the Fund.


The Fund's dividends and distributions will generally not qualify for the corporate dividends-received deduction under the Code. Shareholders will be informed annually about the amount and character, for federal income tax purposes, of distributions received from the Fund.

The Portfolio anticipates that it may be required to pay foreign taxes on its income from certain foreign investments, which will reduce its return from those investments. The Fund may elect to pass through qualifying foreign taxes to its shareholders. If this election is made, shareholders will then include their share of such taxes in income (in addition to actual dividends and distributions) and may be entitled, subject to applicable limitations, to a corresponding federal income tax credit or deduction. The Fund will provide appropriate information to shareholders if this election is made.

Investors should consider the adverse tax implications of buying shares before a distribution. Investors who purchase shares shortly before the record date for a distribution will pay a per share price that includes the value of the anticipated distribution and will be taxed on the distribution even though the distribution represents a return of a portion of the purchase price.

Redemptions of shares, whether for cash or in-kind, are taxable events on which a shareholder may recognize a gain or loss and may be subject to special tax rules if the redeemed shares were held less than six months or if a reinvestment occurs. Individuals and certain other shareholders may be subject to 31% backup withholding of federal income tax on distributions and redemptions if they fail to furnish their correct taxpayer identification number and certain certifications or if they are otherwise subject to backup withholding.

In addition to federal taxes, a shareholder may be subject to state, local or other taxes on Fund distributions, redemptions or exchanges of shares of the Fund, or the value of their Fund investment. Shareholders are urged to consult their own tax advisors concerning specific questions about federal, state, local or other taxes.

ORGANIZATION


The Trust was organized on November 4, 1992 as a Massachusetts business trust. The Trust currently has 19 series of shares, including the Fund, that are offered to the public.


Shareholders of the Fund are entitled to one full or fractional vote for each share of the Fund. There is no cumulative voting and shares have no preemption or conversion rights. The Trust does not intend to hold annual meetings of shareholders. The Trustees will call special meetings of shareholders to the extent required by the Trust's Declaration of Trust or the 1940 Act. The 1940 Act requires the Trustees, under certain circumstances, to call a meeting to allow shareholders to vote on the removal of a Trustee and to assist shareholders in communicating with each other.

ADDITIONAL INFORMATION

SHAREHOLDER REPORTS AND CONFIRMATIONS. The Fund sends to its shareholders annual and semiannual reports. The financial statements appearing in annual reports are audited by independent accountants. Shareholders will also be sent confirmations of each purchase and redemption transaction and monthly statements reflecting all account activity.

TELEPHONE TRANSACTIONS. All shareholders are entitled to initiate redemptions and other transactions by telephone. However, a transaction authorized by telephone and reasonably believed by the Fund, Morgan, an Eligible Institution or the Distributor to be genuine may result in a loss to the investor if the transaction is not in fact genuine. The Fund will employ reasonable procedures to confirm that investor instructions communicated by telephone are genuine. These include requiring investors to give their personal identification numbers and tape recording telephone instructions. If these procedures are not followed, the Fund, Morgan, the investor's Eligible Institution or the Distributor may be liable for any losses resulting from unauthorized or fraudulent instructions.

PERFORMANCE ADVERTISING. The Fund may advertise historical performance information and compare its performance to other investments or relevant indexes. An advertisement may also include data supplied by Lipper Analytical Services, Inc., Micropal Inc., Morningstar Inc., Ibbotson Associates and other industry publications.

The Fund may advertise average annual total return and other forms of total return data. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at NAV for specified periods ending with the most recent calendar quarter. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. The Fund may also advertise total return on a cumulative, average, year-by-year or other basis for specified periods. The investment results of the Fund will fluctuate over time and should not be considered a representation of the Fund's performance in the future.

The Fund may advertise its yield. Yield reflects the Fund's rate of income on portfolio investments as a percentage of its NAV. Yield is computed by annualizing the result of dividing the net investment income per share over a 30 day period by the NAV on the last day of that period. Yield is calculated by accounting methods that are standardized for all stock and bond funds and differ from the methods used for other accounting purposes. Therefore, the yield on the Fund's shares may not equal the income paid on these shares or the income reported in the Fund's financial statements.

Performance information may be obtained by calling Morgan at (800) 521-5411.

                          The
                          JPM Pierpont
                          Emerging Markets
                          Debt Fund


NO DEALER, SALESMAN OR ANY OTHER
PERSON HAS BEEN AUTHORIZED TO GIVE ANY
INFORMATION OR TO MAKE ANY
REPRESENTATIONS, OTHER THAN THOSE
CONTAINED IN THIS PROSPECTUS, IN
CONNECTION WITH THE OFFER CONTAINED IN
THIS PROSPECTUS AND, IF GIVEN OR MADE,
SUCH OTHER INFORMATION OR
REPRESENTATIONS MUST NOT BE RELIED
UPON AS HAVING BEEN AUTHORIZED BY THE
TRUST OR THE DISTRIBUTOR. THIS
PROSPECTUS DOES NOT CONSTITUTE AN
OFFER BY THE TRUST OR BY THE
DISTRIBUTOR TO SELL OR A SOLICITATION
OF ANY OFFER TO BUY ANY OF THE
SECURITIES OFFERED HEREBY IN ANY
JURISDICTION TO ANY PERSON TO WHOM IT
IS UNLAWFUL FOR THE TRUST OR THE
DISTRIBUTOR
TO MAKE SUCH AN OFFER IN SUCH              PROSPECTUS
JURISDICTION.                              SEPTEMBER 2, 1997
PROS203-979

                             THE JPM PIERPONT FUNDS


                   THE JPM PIERPONT EMERGING MARKETS DEBT FUND









                       STATEMENT OF ADDITIONAL INFORMATION




                                SEPTEMBER 2, 1997









THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT CONTAINS ADDITIONAL INFORMATION WHICH SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE JPM PIERPONT EMERGING MARKETS DEBT FUND, DATED SEPTEMBER 2, 1997, AS SUPPLEMENTED FROM TIME TO TIME, WHICH MAY BE OBTAINED UPON REQUEST FROM FUNDS DISTRIBUTOR, INC., ATTENTION: THE JPM PIERPONT FUNDS; (800) 221-7930.


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




                                Table of Contents


                                                                       PAGE


General...................................................................1
Investment Objective and Policies.........................................1
Investment Restrictions..................................................16
Trustees and Officers....................................................18
Investment Advisor.......................................................23
Distributor..............................................................26
Co-Administrator.........................................................26
Services Agent...........................................................27
Custodian and Transfer Agent.............................................27
Shareholder Servicing....................................................28
Independent Accountants..................................................29
Expenses.................................................................29
Purchase of Shares.......................................................29
Redemption of Shares.....................................................30
Exchange of Shares.......................................................30
Dividends and Distributions..............................................31
Net Asset Value..........................................................31
Performance Data.........................................................32
Portfolio Transactions...................................................33
Massachusetts Trust............................................ .........35
Description of Shares....................................................36
Taxes....................................................................38
Additional Information...................................................42
Financial Statements.....................................................43
Appendix A - Description of Securities Ratings...........................A-1






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



GENERAL

         This Statement of Additional Information relates only to The JPM Pierpont Emerging Markets Debt Fund (the "Fund"). The Fund is a series of shares of beneficial interest of The JPM Pierpont Funds, an open-end management investment company formed as a Massachusetts business trust (the "Trust"). In addition to the Fund, the Trust consists of nineteen other series representing separate investment funds (each a "JPM Pierpont Fund"). The other JPM Pierpont Funds are covered by separate Statements of Additional Information.

         This Statement of Additional Information describes the financial history, investment objective and policies, management and operation of the Fund. The Fund operates through a two-tier master-feeder investment fund structure.

         This Statement of Additional Information provides additional information with respect to the Fund and should be read in conjunction with the Fund's current Prospectus (the "Prospectus"). Capitalized terms not otherwise defined herein have the meanings accorded to them in the Prospectus. The Fund's executive offices are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.

INVESTMENT OBJECTIVE AND POLICIES

         The Fund is designed for the aggressive investor seeking to diversify an investment portfolio by investing in fixed income securities of emerging markets issuers. The Fund's investment objective is high total return from a portfolio of fixed income securities of emerging markets issuers. The Fund seeks to achieve its objective by investing all of its investable assets in The Emerging Markets Debt Portfolio (the "Portfolio"), a non-diversified open-end management investment company having the same investment objective as the Fund.

         The Portfolio attempts to achieve its investment objective by investing primarily in debt obligations of governments, government-related agencies and companies located in emerging markets around the world. Under normal circumstances, the Portfolio expects to invest at least 65% of its total assets in such securities. The Portfolio does not intend to invest in U.S. securities (other than money market instruments), except temporarily, when extraordinary circumstances prevailing at the same time in a significant number of emerging markets countries render investments in such countries inadvisable.

         The following discussion supplements the information regarding the investment objective of the Fund and the policies to be employed to achieve this objective by the Portfolio as set forth above and in the Prospectus. The investment objective of the Fund and the investment objective of the Portfolio are identical. Accordingly, references below to the Fund also include the Portfolio; similarly, references to the Portfolio also include the Fund unless the context requires otherwise.

MONEY MARKET INSTRUMENTS

         As discussed in the Prospectus, the Fund may invest in money market instruments to the extent consistent with its investment objective and policies.

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



A description of the various types of money market instruments that may be purchased by the Fund appears below.

     U.S. TREASURY SECURITIES. The Fund may invest in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.


         ADDITIONAL  U.S.  GOVERNMENT  OBLIGATIONS.   The  Fund  may  invest  in
obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.



         FOREIGN GOVERNMENT OBLIGATIONS. The Fund, subject to its investment policies, may also invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in the U.S. dollar or in another currency. See "Foreign Investments."

         BANK OBLIGATIONS. The Fund unless otherwise noted in the Prospectus or below, may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of (i) foreign branches of U.S. banks and U.S. savings and loans associations or of foreign banks (Euros) and (ii) U.S. branches of foreign banks (Yankees). See "Foreign Investments." The Fund will not invest in obligations for which the Advisor, or any of its affiliated persons, is the ultimate obligor or accepting bank. The Fund may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank or the World Bank).

         COMMERCIAL PAPER. The Fund may invest in commercial paper, including master demand obligations. Master demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily

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                                                         2
changes in the amount borrowed. Master demand obligations are governed by agreements between the issuer and Morgan acting as agent, for no additional fee, in its capacity as investment advisor to the Portfolio and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts managed by the Advisor or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Advisor, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on master demand obligations is subject to change. Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand, which is continuously monitored by the Advisor. Since master demand obligations typically are not rated by credit rating agencies, the Fund may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Advisor to have a credit quality which satisfies the Fund's quality restrictions. See "Quality and Diversification Requirements." Although there is no secondary market for master demand obligations, such obligations are considered by the Fund to be liquid because they are payable upon demand. The Fund does not have any specific percentage limitation on investments in master demand obligations. It is possible that the issuer of a master demand obligation could be a client of the Advisor to whom the Advisor, in its capacity as a commercial bank, has made a loan.

         REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Trustees. In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by the Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Fund invest in repurchase agreements for more than thirteen months. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. The Fund will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in each agreement plus accrued interest, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral by the Fund may be delayed or limited.

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                                                         3

         The Fund may make investments in other debt securities with remaining effective maturities of not more than thirteen months, including without limitation corporate and foreign bonds, asset-backed securities and other obligations described in the Prospectus or this Statement of Additional Information.

CORPORATE BONDS AND OTHER DEBT SECURITIES

         As discussed in the Prospectus, the Fund may invest in bonds and other debt securities of domestic and foreign issuers to the extent consistent with its investment objective and policies. A description of these investments appears in the Prospectus and below. See "Quality and Diversification Requirements." For information on short-term investments in these securities, see "Money Market Instruments."

         MORTGAGE-BACKED SECURITIES. The Fund may invest in mortgage-backed securities. Each mortgage pool underlying mortgage-backed securities consists of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four-unit residential properties, multifamily (i.e., five or more) properties, agriculture properties, commercial properties and mixed use properties. The investment characteristics of adjustable and fixed rate mortgage-backed securities differ from those of traditional fixed income securities. The major differences include the payment of interest and principal on mortgage-backed securities on a more frequent (usually monthly) schedule and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. As a result, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value.

         GOVERNMENT GUARANTEED MORTGAGE-BACKED SECURITIES. Government National Mortgage Association mortgage-backed certificates ("Ginnie Maes") are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of instrumentalities such as the Federal Home Loan Mortgage Corporation ("Freddie Macs") and the Federal National Mortgage Association ("Fannie Maes"). No assurance can be given that the U.S. Government will provide financial support to these federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

         There are several types of guaranteed mortgage-backed securities currently available, including guaranteed mortgage pass-through certificates and multiple class securities, which include guaranteed real estate mortgage investment conduit certificates ("REMIC Certificates"), other collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities.


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



         Mortgage pass-through securities are fixed or adjustable rate mortgage-backed securities which provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicer of the underlying mortgage loans.

         Multiple class securities include CMOs and REMIC Certificates issued by U.S. Government agencies, instrumentalities (such as Fannie Mae) and sponsored enterprises (such as Freddie Mac) or by trusts formed by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class mortgage-backed securities represent direct ownership interests in, a pool of mortgage loans or mortgaged-backed securities and payments on which are used to make payments on the CMOs or multiple class mortgage-backed securities.

         CMOs and guaranteed REMIC Certificates issued by Fannie Mae and Freddie Mac are types of multiple class mortgage-backed securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Fund does not intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage-backed securities (the "Mortgage Assets"). The obligations of Fannie Mae and Freddie Mac under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae and Freddie Mac, respectively.

         CMOs and REMIC Certificates are issued in multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final scheduled distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

         STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities ("SMBS") are derivative multiclass mortgage securities, issued or guaranteed by the U.S. Government, its agencies or instrumentalities or by private issuers. Although the market for such securities is increasingly liquid, privately issued SMBS may not be readily marketable and will be considered illiquid for purposes of the Fund's limitation on investments in illiquid securities. The Advisor may determine that SMBS which are U.S. Government securities are liquid for purposes of the Fund's limitation on investments in illiquid securities in accordance with procedures adopted by the Board of Trustees. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from Mortgage Assets are generally higher than prevailing market yields on other mortgage-backed securities because their

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cash flow  patterns  are more  volatile  and  there is a  greater  risk that the initial investment will not be fully recouped.

         ZERO COUPON, PAY-IN-KIND AND DEFERRED PAYMENT SECURITIES. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income." Because the Fund will distribute "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Portfolio will have fewer assets with which to purchase income producing securities.

         ASSET-BACKED SECURITIES. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables or other asset-backed securities collateralized by such assets. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which the Fund may invest are subject to the Fund's overall credit requirements. However, asset-backed securities, in general, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

FOREIGN INVESTMENTS


         The Fund makes substantial investments in foreign countries. Foreign investments may be made directly in securities of foreign issuers or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other similar securities of foreign issuers. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs are receipts issued by a European financial institution. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security.



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         Holders of an unsponsored  depositary  receipt generally bear all costs
of  the  unsponsored  facility.   The  depositary  of  an  unsponsored  facility
frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.


         Since investments in foreign securities may involve foreign currencies, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage. The Fund may enter into forward commitments for the purchase or sale of foreign currencies in connection with the settlement of foreign securities transactions or to manage the Fund's currency exposure related to foreign investments. See "Additional Investment Practices and Risks" in the Prospectus.

         The Fund may also invest in countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of the Fund's investments in those countries and the availability to the Fund of additional investments in those countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make the Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

         For a description of the risks associated with investing in foreign securities, see "Additional Investment Practices and Risks" in the Prospectus.

ADDITIONAL INVESTMENTS

         WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and for money market instruments and other fixed income securities no interest accrues to the Fund until settlement takes place. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable,

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calculate  the maturity for the purposes of average  maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Fund will maintain with the Custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation.

         INVESTMENT COMPANY SECURITIES. Securities of other investment companies may be acquired by the Fund to the extent permitted under the 1940 Act. These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, provided however, that the Fund may invest all of its investable assets in an open-end investment company that has the same investment objective as the Fund. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. The Trust and the Portfolio have applied for exemptive relief from the Securities and Exchange Commission ("SEC") to permit investment in affiliated funds. If the requested relief is granted, the Fund would then be permitted to invest in affiliated funds, subject to certain conditions specified in the applicable order.

         REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. For purposes of the 1940 Act, a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase  agreements.  In  addition,  the  Fund  will  enter  into  a  reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund will establish and maintain with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. See "Investment Restrictions" below for the Fund's limitations on reverse repurchase agreements and bank borrowings.

     MORTGAGE DOLLAR ROLL TRANSACTIONS. The Fund may engage in mortgage dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the

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                                                         8

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Federal Home Loan Mortgage  Corporation.  In a mortgage dollar roll transaction, the Fund sells a mortgage backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Fund will not be entitled to receive any interest or principal paid on the securities sold. The Fund is compensated for the lost interest on the securities sold by the difference between the sale price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sale proceeds. The Fund may also be compensated by receipt of a commitment fee. When the Fund enters into a mortgage dollar roll transaction, liquid assets in an amount sufficient to pay for the future repurchase are segregated with the Custodian. Mortgage dollar roll transactions are considered reverse repurchase agreements for purposes of the Fund's investment restrictions.

         LOANS OF PORTFOLIO SECURITIES. The Fund may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund. The Fund may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Fund will consider all facts and circumstances, including the creditworthiness of the borrowing financial institution, and the Fund will not make any loans in excess of one year. The Fund will not lend its securities to any officer, Trustee, Director, employee or other affiliate of the Fund, the Advisor or the Distributor, unless otherwise permitted by applicable law.

         PRIVATELY PLACED AND CERTAIN UNREGISTERED SECURITIES. The Fund may invest in privately placed, restricted, Rule 144A or other unregistered securities as described in the Prospectus.

         As to illiquid investments, the Fund is subject to a risk that should the Fund decide to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected. Where an illiquid security must be registered under the Securities Act of 1933, as amended (the "1933 Act") before it may be sold, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.


         SYNTHETIC INSTRUMENTS. The Fund may invest in certain synthetic instruments. Such instruments generally involve the deposit of asset-backed securities in a trust arrangement and the issuance of certificates and/or notes evidencing interests in the trust. These securities are generally sold in private placements in reliance on Rule 144A.


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         SWAPS  AND  RELATED  SWAP  PRODUCTS.   The  Fund  may  engage  in  swap
transactions, specifically interest rate, currency, index and total return swaps and in the purchase or sale of related caps, floors and collars. In a typical interest rate swap agreement, one party agrees to make payments equal to a floating interest rate on a specified amount (the "notional amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional amount as well. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates.

         Index and currency swaps, caps, floors, and collars are similar to those described in the preceding paragraph, except that, rather than being determined by variations in specified interest rates, the obligations of the parties are determined by variations in specified interest rate or currency indexes, and, in the case of total return swaps, variations in the total return of specific securities.

         The amount of the Fund's potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on the Fund's potential loss if it sells a cap, floor or collar. If the Fund buys a cap, floor or collar, however, the Fund's potential loss is limited to the amount of the fee that it has paid. Swaps, caps, floors and collars tend to be more volatile than many other types of investments. Nevertheless, the Fund will use these techniques only as a risk management tool and not for purposes of leveraging the Fund's market exposure or its exposure to changing interest rates, security values or currency values The Fund will use these transactions only to preserve a return or spread on a particular investment or portion of its investments, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. The Fund will not sell interest rate caps, floors or collars if it does not own securities providing the interest that the Fund may be required to pay.

         The use of swaps, caps, floors and collars involves investment techniques and risks different from those associated with other portfolio security transactions. If the Advisor is incorrect in its forecasts of market values, interest rates, currency rates and other applicable factors, the investment performance of the Fund will be less favorable than if these techniques had not been used. These instruments are typically not traded on exchanges. Accordingly, there is a risk that the other party to certain of these instruments will not perform its obligations to the Fund or that the Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its

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investment under certain of these instruments when it wishes to do so.  Such occurrences could result in losses to the Fund.

         The Advisor will, however, consider such risks and will enter into swap, cap, floor and collar transactions only when it believes that the risks are not unreasonable.

         Provided contracts relative to the Fund's use of swaps, caps, floors and collars permit, the Fund will usually enter into swaps on a net basis--that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument--with the Fund receiving or paying, as the case may be, only the net amount of the two payments.

         The Fund will maintain cash or liquid assets in a segregated account with its custodian in an amount sufficient at all times to cover its current obligations under swaps, caps, floors and collars. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of the Fund's accrued obligations under the agreement.

         The Fund will not enter into any swap, cap, floor, or collar, unless the counterparty to the transaction is deemed creditworthy by the Advisor. If a counterparty defaults, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, for that reason, they are less liquid than swaps.

         The liquidity of swaps, caps, floors and collars will be determined by the Advisor based on various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the instrument (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Such determination will govern whether the instrument will be deemed within the 15% restriction on investments in securities that are not readily marketable.

         In connection with such transactions, the Fund will segregate cash or liquid securities to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed. During the term of a swap, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The

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Fund is exposed to credit loss in the event of nonperformance by the other party to the swap.

         The federal income tax treatment with respect to swaps, caps, floors, and collars may impose limitations on the extend to which the Fund may engage in such transactions.

QUALITY AND DIVERSIFICATION REQUIREMENTS

     Although the Fund is not limited by the diversification requirements of the 1940 Act, the Fund will comply with the diversification requirements imposed by the Code for qualification as a regulated investment company. See "Taxes."

         Under normal circumstances, at least 95% of the Fund's total assets will consist of securities rated B or better at the time of purchase by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("Standard & Poor's"). The higher total return sought by the Fund is generally obtainable from high yield high risk securities in the lower rating categories of the established rating services. These securities are rated below Baa by Moody's or below BBB by Standard & Poor's. The Fund may invest in securities that are speculative to a high degree and in default. Lower rated securities are generally referred to as junk bonds. See the Appendix attached to this Statement of Additional Information for a description of the characteristics of the various ratings categories. The Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the minimum ratings noted above. The credit ratings of Moody's and Standard & Poor's (the "Rating Agencies"), such as those ratings described in this Statement of Additional Information, may not be changed by the Rating Agencies in a timely fashion to reflect subsequent economic events. The credit ratings of securities do not evaluate market risk. The Fund may also invest in unrated securities which, in the opinion of the Advisor, offer comparable yields and risks to the rated securities in which the Fund may invest.

         Debt securities that are rated in the lower rating categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of lower rated fixed income securities generally respond to short-term corporate and market developments to a greater extent than the price and liquidity of higher rated securities, because these developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its ongoing debt obligations. Although the Advisor seeks to minimize these risks through diversification, investment analysis and attention to current developments in interest rates and economic conditions, there can be no assurance that the Advisor will be successful in limiting the Fund's exposure to the risks associated with lower rated securities. Because the Fund invests in securities in the lower rated categories, the achievement of the Fund's investment objective is more dependent on the Advisor's ability than would be the case if the Fund were investing in securities in the higher rated categories.


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         Reduced  volume and  liquidity  in the high  yield  bond  market or the reduced availability of market quotations may make it more difficult to dispose of the Fund's investments in high yield securities and to value accurately these assets. The reduced availability of reliable, objective data may increase the Fund's reliance on management's judgment in valuing high yield bonds. In addition, the Fund's investments in high yield securities may be susceptible to
adverse  publicity  and  investor   perceptions  whether  or  not  justified  by
fundamental factors.

         In determining suitability of investment in a particular unrated security, the Advisor takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

OPTIONS AND FUTURES TRANSACTIONS

         EXCHANGE TRADED AND OTC OPTIONS. All options purchased or sold by the Fund will be traded on a securities exchange or will be purchased or sold by securities dealers (OTC options) that meet creditworthiness standards approved by the Trustees. While exchange-traded options are obligations of the Options Clearing Corporation, in the case of OTC options, the Fund relies on the dealer from which it purchased the option to perform if the option is exercised. Thus, when the Fund purchases an OTC option, it relies on the dealer from which it purchased the option to make or take delivery of the underlying securities. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

         Provided that the Fund has arrangements with certain qualified dealers who agree that the Fund may repurchase any option it writes for a maximum price to be calculated by a predetermined formula, the Fund may treat the underlying securities used to cover written OTC options as liquid. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Fund may purchase or sell (write) futures contracts and purchase and sell (write) put and call options, including put and call options on futures contracts. Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index. Currently, futures contracts are available on various types of fixed income securities, including but not limited to U.S. Treasury bonds, notes and bills, Eurodollar certificates of deposit and on indexes of fixed income securities and indexes of equity securities.

         Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The

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purchaser of an option on a futures  contract  pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of "variation" margin payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.

         The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on any options on futures contracts sold by the Fund are paid by the Fund into a segregated account, in the name of the Futures Commission Merchant, as required by the 1940 Act and the SEC's interpretations thereunder.

         COMBINED POSITIONS. The Fund may write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

         Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.


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         LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS.  There is no assurance that a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract's price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Fund to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions could also be impaired. See "Exchange Traded and OTC Options" above for a discussion of the liquidity of options not traded on an exchange.

         POSITION LIMITS. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, the Fund or the Advisor may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

         ASSET COVERAGE FOR FUTURES CONTRACTS AND OPTIONS POSITIONS. The Fund intends to comply with Section 4.5 of the regulations under the Commodity Exchange Act, which limits the extent to which the Fund can commit assets to initial margin deposits and option premiums. In addition, the Fund will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

RISK MANAGEMENT

         The Fund may employ non-hedging risk management techniques. Examples of risk management strategies include synthetically altering the duration of a portfolio or the mix of securities in a portfolio. For example, if the Advisor wishes to extend maturities in a fixed income portfolio in order to take advantage of an anticipated decline in interest rates, but does not wish to purchase the underlying long term securities, it might cause the Fund to purchase futures contracts on long term debt securities. Similarly, if the Advisor wishes to decrease fixed income securities or purchase equities, it could cause the Fund to sell futures contracts on debt securities and purchase futures contracts on a stock index. Such non-hedging risk management techniques are not speculative, but because they involve leverage include, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques

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                                                        15

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involved the purchase and sale of the  securities  themselves  rather than their synthetic derivatives.


PORTFOLIO TURNOVER

         The portfolio turnover rate for the Portfolio for the period March 7, 1997 (commencement of operations) through June 30, 1997 was 118% (unaudited). A rate of 100% indicates that the equivalent of all of the Fund's assets have been sold and reinvested in a year. High portfolio turnover may result in the realization of substantial net capital gains or losses. To the extent net short term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. See "Taxes" below.


INVESTMENT RESTRICTIONS

         The investment restrictions of the Fund and the Portfolio are identical, unless otherwise specified. Accordingly, references below to the Fund also include the Portfolio unless the context requires otherwise; similarly, references to the Portfolio also include the Fund unless the context requires otherwise.

         The investment restrictions below have been adopted by the Trust with respect to the Fund and by the Portfolio. Except where otherwise noted, these investment restrictions are "fundamental" policies which, under the 1940 Act, may not be changed without the vote of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund or Portfolio, as the case may be. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities. Whenever the Fund is requested to vote on a change in the fundamental investment restrictions of the Portfolio, the Trust will hold a meeting of Fund shareholders and will cast its votes as instructed by the Fund's shareholders.

         Unless Sections 8(b)(1) and 13(a) of the 1940 Act or any SEC or SEC staff interpretations thereof, are amended or modified, the Fund and the Portfolio may not:

1. Purchase any security if, as a result, more than 25% of the value of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry. This limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

2. Issue senior securities. For purposes of this restriction, borrowing money in accordance with paragraph 3 below, making loans in accordance with paragraph 7 below, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts, forward commitments, swaps and transactions in repurchase agreements are not deemed to be senior securities.

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



3. Borrow money, except in amounts not to exceed one third of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings) (i) from banks for temporary or short-term purposes or for the clearance of transactions, (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets and
      (iv) pursuant to reverse repurchase agreement entered into by the Fund.1

4. Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the 1933 Act.

5. Purchase or sell real estate except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein,
      (iv) make direct investments in mortgages, (v) purchase and sell mortgage-related securities and (vi) hold and sell real estate acquired by the Fund as a result of the ownership of securities including mortgages.

6. Purchase or sell commodities or commodity contracts, unless acquired as a result of the ownership of securities or instruments, except the Fund may purchase and sell financial futures contracts, options on financial futures contracts and warrants and may enter into swap and forward commitment transactions.

7. Make loans, except that the Fund (1) may lend portfolio securities with a value not exceeding one third of the Fund's total assets, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt obligations (including privately issued debt obligations and direct investments in mortgages), bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

         NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - The investment restrictions described below are not fundamental policies of the Fund and the Portfolio and may be changed by their respective Trustees. These non-fundamental investment policies require that the Fund may not:

(i) Acquire securities of other investment companies, except as permitted by the 1940 Act or any rule, order or interpretation thereunder, or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange;
--------
      1 Although the Fund is permitted to fulfill plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets, the Fund has no current intention of engaging in this form of leverage.

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                                                        17

(ii) Acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund's net assets would be in investments that are illiquid;


(iii) Sell any security short, except to the extent permitted by the 1940 Act. Transactions in futures contracts and options shall not constitute selling securities short;

(iv) Purchase securities on margin, but the Fund may obtain such short term credits as may be necessary for the clearance of transactions;

         Notwithstanding any other fundamental or non-fundamental investment restriction or policy, the Fund reserves the right, without the approval of shareholders, to invest all of its assets in the securities of a single open-end registered investment company with substantially the same investment objective, restrictions and policies as the Fund.

         There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

         For purposes of fundamental investment restrictions regarding industry concentration, the Advisor may classify issuers by industry in accordance with classifications set forth in the DIRECTORY OF COMPANIES FILING ANNUAL REPORTS WITH THE SECURITIES AND EXCHANGE COMMISSION or other sources. In the absence of such classification or if the Advisor determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, the
Advisor may classify accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

TRUSTEES AND OFFICERS

TRUSTEES

         The Trustees of the Trust, who are also the Trustees of the Portfolio, their business addresses, principal occupations during the past five years and dates of birth are set forth below.

         FREDERICK S. ADDY--Trustee; Retired; Executive Vice President and Chief Financial Officer since prior to April 1994, Amoco Corporation. His address is 5300 Arbutus Cove, Austin, TX 78746, and his date of birth is January 1, 1932.

         WILLIAM G. BURNS--Trustee; Retired, Former Vice Chairman and Chief Financial Officer, NYNEX. His address is 2200 Alaqua Drive, Longwood, FL 32779, and his date of birth is November 2, 1932.


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



         ARTHUR C. ESCHENLAUER--Trustee; Retired; Former Senior Vice President, Morgan Guaranty Trust Company of New York. His address is 14 Alta Vista Drive, RD #2, Princeton, NJ 08540, and his date of birth is May 23, 1934.

         MATTHEW HEALEY (*)--Trustee, Chairman and Chief Executive Officer; Chairman, Pierpont Group, Inc., ("Pierpont Group") since prior to 1992. His address is Pine Tree Club Estates, 10286 Saint Andrews Road, Boynton Beach, FL 33436, and his date of birth is August 23, 1937.

         MICHAEL P. MALLARDI--Trustee; Retired; Senior Vice President, Capital Cities/ABC, Inc. and President, Broadcast Group since prior to April 1996. His address is 10 Charnwood Drive, Suffern, NY 10910, and his date of birth is March 17, 1934.
------------------------
(*) Mr. Healey is an "interested person" of the Trust and the Portfolio, as that term is defined in the 1940 Act.

         The Trustees of the Trust are the same as the Trustees of the Portfolio. In accordance with applicable state requirements, a majority of the disinterested Trustees have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust, the Portfolio and The JPM Institutional Funds, up to and including creating a separate board of trustees.


         Each Trustee is currently paid an annual fee of $75,000 (adjusted as of April 1, 1997) for serving as Trustee of the Trust, each of the Master Portfolios (as defined below), The JPM Institutional Funds and the JPM Series Trust and is reimbursed for expenses incurred in connection with service as a Trustee. The Trustees may hold various other directorships unrelated to these funds.


         Trustee compensation expenses accrued by the Trust for the calendar year ended December 31, 1996 is set forth below.

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




                                                        TOTAL TRUSTEE
                                                        COMPENSATION ACCRUED
                                    AGGREGATE           BY THE MASTER
                                    TRUSTEE             PORTFOLIOS(*), THE JPM
                                    COMPENSATION        INSTITUTIONAL FUNDS,
                                    ACCRUED BY THE      JPM SERIES TRUST AND
                                    TRUST DURING        THE TRUST DURING
NAME OF TRUSTEE                     1996                1996 (***)
---------------                     --------------      ----------

Frederick S. Addy, Trustee          $15,808             $65,000
William G. Burns, Trustee           $15,808             $65,000
Arthur C. Eschenlauer, Trustee      $15,808             $65,000
Matthew Healey, Trustee (**)        $15,808             $65,000
  Chairman and Chief Executive
  Officer
Michael P. Mallardi, Trustee        $15,808             $65,000

(*) Includes the Portfolio, each Portfolio in which a series of the Trust invests, The Non-U.S. Fixed Income Portfolio and The Disciplined Equity Portfolio (collectively the "Master Portfolios").


(**) During 1996, Pierpont Group paid Mr. Healey, in his role as Chairman of Pierpont Group, compensation in the amount of $140,000, contributed $21,000 to a defined contribution plan on his behalf and paid $21,500 in insurance premiums for his benefit.

(***) No investment company within the fund complex has a pension or retirement plan. Currently there are 18 investment companies (15 investment companies comprising the Master Portfolios, the Trust, The JPM Institutional Funds and JPM Series Trust) in the fund complex.

         The Trustees, in addition to reviewing actions of the Trust's and the Portfolio's various service providers, decide upon matters of general policy. The Portfolio and the Trust have entered into a Fund Services Agreement with Pierpont Group to assist the Trustees in exercising their overall supervisory responsibilities over the affairs of the Portfolio and the Trust. Pierpont Group was organized in July 1989 to provide services for The Pierpont Family of Funds, and the Trustees are the equal and sole shareholders of Pierpont Group. The Trust and the Portfolio have agreed to pay Pierpont Group a fee in an amount representing its reasonable costs in performing these services to the Trust, the Portfolio and certain other registered investment companies with similar agreements with Pierpont Group. These costs are periodically reviewed by the Trustees.


         The aggregate fees paid to Pierpont Group Inc. by the Fund and the Portfolio during the indicated fiscal period are set forth below:



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                                                        20

FUND -- For the period April 17, 1997 (commencement of operations)  through June
30,  1997  (unaudited):   $43.
PORTFOLIO -- For the period March 7, 1997 (commencement of operations) through June 30, 1997(unaudited): $935.



OFFICERS

         The Trust's and Portfolio's executive officers (listed below), other than the Chief Executive Officer, are provided and compensated by Funds Distributor, Inc. ("FDI"), a wholly owned indirect subsidiary of Boston Institutional Group, Inc. The officers conduct and supervise the business operations of the Trust and the Portfolio. The Trust and the Portfolio have no employees.

         The officers of the Trust and the Portfolio, their principal occupations during the past five years and dates of birth are set forth below. Unless otherwise specified, each officer holds the same position with the Trust and the Portfolio. The business address of each of the officers unless otherwise noted is Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts
02109.

         MATTHEW HEALEY; Chief Executive Officer; Chairman, Pierpont Group, since prior to 1992. His address is Pine Tree Club Estates, 10286 Saint Andrews Road, Boynton Beach, FL 33436. His date of birth is August 23, 1937.

         MARIE E. CONNOLLY; Vice President and Assistant Treasurer. President, Chief Executive Officer, Chief Compliance Officer and Director of FDI, Premier Mutual Fund Services, Inc., an affiliate of FDI ("Premier Mutual") and an officer of certain investment companies advised or administered by the Dreyfus Corporation ("Dreyfus") or its affiliates. From December 1991 to July 1994, she was President and Chief Compliance Officer of FDI. Her date of birth is August 1, 1957.

     DOUGLAS C. CONROY; Vice President and Assistant Treasurer. Assistant Vice President and Manager of Treasury Services and Administration of FDI and an officer of certain investment companies advised or administered by Dreyfus or its affiliates. Prior to April 1997, Mr. Conroy was Supervisor of Treasury Services and Administration of FDI. From April 1993 to January 1995, Mr. Conroy was a Senior Fund Accountant for Investors Bank & Trust Company. Prior to March 1993, Mr. Conroy was employed as a fund accountant at The Boston Company, Inc. His date of birth is March 31, 1969.


     JACQUELINE HENNING; Assistant Secretary and Assistant Treasurer of the Portfolio only. Managing Director, State Street Cayman Trust Company, Ltd. since October 1994. Prior to October 1994, Mrs. Henning was head of mutual funds at Morgan Grenfell in Cayman and for five years was Managing Director of Bank of Nova Scotia Trust Company (Cayman) Limited from September 1988 to September 1993. Address: P.O. Box 2508 GT, Elizabethan Square, 2nd Floor, Shedden Road, George Town, Grand Cayman, Cayman Islands. Her date of birth is March 24, 1942.


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                                                        21

         RICHARD W. INGRAM; President and Treasurer. Executive Vice President and Director of Client Services and Treasury Administration of FDI, Senior Vice President of Premier Mutual and an officer of RCM Capital Funds, Inc., RCM Equity Funds, Inc., Waterhouse Investors Cash Management Fund, Inc. and certain investment companies advised or administered by Dreyfus or Harris Trust and Savings Bank ("Harris") or their respective affiliates. Prior to April 1997, Mr. Ingram was Senior Vice President and Director of Client Service and Treasury Administration of FDI. From March 1994 to November 1995, Mr. Ingram was Vice President and Division Manager of First Data Investor Services Group, Inc. From 1989 to 1994, Mr. Ingram was Vice President, Assistant Treasurer and Tax Director - Mutual Funds of The Boston Company, Inc. His date of birth is September 15, 1955.

     KAREN JACOPPO-WOOD; Vice President and Assistant Secretary. Assistant Vice President of FDI and an officer of RCM Capital Funds, Inc. and RCM Equity Funds, Inc., Waterhouse Investors Cash Management Fund, Inc. and Harris or their respective affiliates. From June 1994 to January 1996, Ms. Jacoppo-Wood was a Manager, SEC Registration, Scudder, Stevens & Clark, Inc. From 1988 to May 1994, Ms. Jacoppo-Wood was a senior paralegal at The Boston Company Advisors, Inc. ("TBCA"). Her date of birth is December 29, 1966.


     MARK A. KARPE; Vice President and Assistant Secretary. Counsel of FDI and an officer of certain investment companies advised or administered by The Dreyfus Corporation or its affiliates since September 1996. From August 1993 to May 1996, Mr. Karpe was enrolled at Hofstra Law School and received his JD in May 1996. From August 1992 to July 1993, Mr. Karpe was employed as an Associate Examiner with the Enforcement Department of the NASD. Prior to September 1992, Mr. Karpe was an Associate Analyst with the Enforcement Department of the American Stock Exchange. His date of birth is November 22, 1968.


     ELIZABETH A. KEELEY; Vice President and Assistant Secretary. Vice President and Senior Counsel of FDI and Premier Mutual and an officer of RCM Capital Funds, Inc., RCM Equity Funds, Inc., Waterhouse Investors Cash Management Fund, Inc. and certain investment companies advised or administered by Dreyfus or Harris or their respective affiliates. Prior to August 1996, Ms. Keeley was Assistant Vice President and Counsel of FDI and Premier Mutual. Prior to September 1995, Ms. Keeley was enrolled at Fordham University School of Law and received her JD in May 1995. Prior to September 1992, Ms. Keeley was an assistant at the National Association for Public Interest Law. Address: 200 Park Avenue, New York, New York 10166. Her date of birth is September 14, 1969.

     CHRISTOPHER J. KELLEY; Vice President and Assistant Secretary. Vice President and Associate General Counsel of FDI and Premier Mutual and an officer of Waterhouse Investors Cash Management Fund, Inc. and certain investment companies advised or administered by Harris or its affiliates. From April 1994 to July 1996, Mr. Kelley was Assistant Counsel at Forum Financial Group. From 1992 to 1994, Mr. Kelley was employed by Putnam Investments in legal and compliance capacities. Prior to September 1992, Mr. Kelley was enrolled at Boston College Law School and received his JD in May 1992. His date of birth is December 24, 1964.


     LENORE J. MCCABE; Assistant Secretary and Assistant Treasurer of the Portfolio only. Assistant Vice President, State Street Bank and Trust Company since November 1994. Assigned as Operations Manager, State Street Cayman Trust Company, Ltd. since February 1995. Prior to November, 1994, employed by Boston Financial Data Services, Inc. as Control Group Manager. Address: P.O. Box 2508 GT, Elizabethan Square, 2nd Floor, Shedden Road, George Town, Grand Cayman, Cayman Islands. Her date of birth is May 31, 1961.


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




     MARY A. NELSON; Vice President and Assistant Treasurer. Vice President and Manager of Treasury Services and Administration of FDI and Premier Mutual, an officer of RCM Capital Funds, Inc., RCM Equity Funds, Inc., Waterhouse Investors Cash Management Fund, Inc. and certain investment companies advised or administered by Dreyfus or Harris or their respective affiliates. From 1989 to 1994, Ms. Nelson was an Assistant Vice President and Client Manager for The Boston Company, Inc. Her date of birth is April 22, 1964.

     JOHN E. PELLETIER; Vice President and Secretary. Senior Vice President, General Counsel, Secretary and Clerk of FDI and Premier Mutual and an officer of RCM Capital Funds, Inc., RCM Equity Funds, Inc., Waterhouse Investors Cash Management Fund, Inc. and certain investment companies advised or administered by Dreyfus or Harris or their respective affiliates. From February 1992 to April 1994, Mr. Pelletier served as Counsel for TBCA. From August 1990 to February
1992, Mr. Pelletier was employed as an Associate at Ropes & Gray. His date of birth is June 24, 1964.


     MICHAEL S. PETRUCELLI; Vice President and Assistant Secretary. Senior Vice President and Director of Strategic Client Initiatives for FDI since December 1996. From December 1989 through November 1996, Mr. Petrucelli was employed with GE Investments where he held various financial, business development and compliance positions. He also served as Treasurer of the GE Funds and as Director of GE Investment Services. Address: 200 Park Avenue, New York, New York, 10166. His date of birth is May 18, 1961.

     JOSEPH F. TOWER III; Vice President and Assistant Treasurer. Executive Vice President, Treasurer and Chief Financial Officer, Chief Administrative Officer and Director Of FDI. Senior Vice President, Treasurer and Chief Financial Officer, Chief Administrative Officer and Director of Premier Mutual and an officer of Waterhouse Investors Cash Management Fund, Inc. and certain investment companies advised or administered by Dreyfus or its Affiliates. Prior to April 1997, Mr. Tower was Senior Vice President, Treasurer and Chief Financial Officer, Chief Administrative Officer and Director of FDI. From July 1988 to November 1993, Mr. Tower was Financial Manager of The Boston Company, Inc. His date of birth is June 13, 1962.


INVESTMENT ADVISOR

         The investment advisor to the Portfolio is Morgan Guaranty Trust Company of New York, a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), a bank holding company organized under the laws of the State of Delaware. The Advisor, whose principal offices are at 60 Wall Street, New York, New York 10260, is a New York trust company which conducts a general banking and trust business. The Advisor is subject to regulation by the New York State Banking Department and is a member bank of the Federal Reserve System. Through offices in New York City and abroad, the Advisor offers a wide range of services, primarily to governmental, institutional, corporate and high net worth individual customers in the United States and throughout the world.


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




         J.P. Morgan, through the Advisor and other subsidiaries, acts as investment advisor to individuals, governments, corporations, employee benefit plans, mutual funds and other institutional investors with combined assets under management of over $234 billion.


         J.P. Morgan has a long history of service as adviser, underwriter and lender to an extensive roster of major companies and as a financial advisor to national governments. The firm, through its predecessor firms, has been in business for over a century and has been managing investments since 1913.

         The basis of the Advisor's investment process is fundamental investment research as the firm believes that fundamentals should determine an asset's value over the long term. J.P. Morgan currently employs over 100 full time research analysts, among the largest research staffs in the money management industry, in its investment management divisions located in New York, London, Tokyo, Frankfurt, Melbourne and Singapore to cover companies, industries and countries on site. In addition, the investment management divisions employ approximately 300 capital market researchers, portfolio managers and traders.

         The investment advisory services the Advisor provides to the Portfolio are not exclusive under the terms of the Advisory Agreement. The Advisor is free to and does render similar investment advisory services to others. The Advisor serves as investment advisor to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which the Advisor serves as trustee. The accounts which are managed or advised by the Advisor have varying investment objectives and the Advisor invests assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Portfolio. Such accounts are supervised by officers and employees of the Advisor who may also be acting in similar capacities for the Portfolio. See "Portfolio Transactions."


         Sector weightings are generally similar to a benchmark with the emphasis on security selection as the method to achieve investment performance superior to the benchmark. The benchmark for the Portfolio in which the Fund invests is currently Emerging Market Bond Index+ ("EMBI+").


         J.P. Morgan Investment Management Inc., also a wholly owned subsidiary of J.P. Morgan, is a registered investment adviser under the Investment Advisers Act of 1940, as amended, which manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies. Certain of the assets of employee benefit accounts under its management are invested in commingled pension trust funds for which the Advisor serves as trustee. J.P. Morgan Investment Management Inc. advises the Advisor on investment of the commingled pension trust funds.

         The Portfolio is managed by officers of the Advisor who, in acting for their customers, including the Portfolio, do not discuss their investment decisions with any personnel of J.P. Morgan or any personnel of other divisions of the Advisor or with any of its affiliated persons, with the exception of J.P.

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                                                        24

Morgan Investment Management Inc. and certain other investment management affiliates of JP Morgan.


         As compensation for the services rendered and related expenses such as salaries of advisory personnel borne by the Advisor under the Advisory Agreement, the Portfolio has agreed to pay the Advisor a fee, which is computed daily and may be paid monthly, equal to an annual rate of 0.70% of the Portfolio's average daily net assets. The advisory fees paid by the Portfolio to the Advisor for the period March 7, 1997 (commencement of operations) through June 30, 1997 was $271,243 (unaudited). See "Expenses" in the prospectus and below for applicable expense limitations.


         The Investment Advisory Agreement provides that it will continue in effect for a period of two years after execution only if specifically approved thereafter annually in the same manner as the Distribution Agreement. See
"Distributor" below. The Investment Advisory Agreement will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Portfolio's Trustees, or by a vote of the holders of a majority of the Portfolio's outstanding voting securities, on 60 days' written notice to the Advisor and by the Advisor on 90 days' written notice to the Portfolio. See "Additional Information."

         The Glass-Steagall Act and other applicable laws generally prohibit banks such as the Advisor from engaging in the business of underwriting or distributing securities, and the Board of Governors of the Federal Reserve System has issued an interpretation to the effect that under these laws a bank holding company registered under the federal Bank Holding Company Act or certain subsidiaries thereof may not sponsor, organize, or control a registered open-end investment company continuously engaged in the issuance of its shares, such as the Trust. The interpretation does not prohibit a holding company or a subsidiary thereof from acting as investment advisor and custodian to such an investment company. The Advisor believes that it may perform the services for the Portfolio contemplated by the Advisory Agreement without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretation of relevant federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities laws. However, it is possible that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as further judicial or administrative decisions and interpretations of present and future statutes and regulations, might prevent the Advisor from continuing to perform such services for the Portfolio.

         If the Advisor were prohibited from acting as investment advisor to the Portfolio, it is expected that the Trustees of the Portfolio would recommend to investors that they approve the Portfolio's entering into a new investment advisory agreement with another qualified investment advisor selected by the Trustees.

         Under separate agreements, Morgan also provides certain financial, fund accounting and administrative services to the Trust and the Portfolio and shareholder services for the Trust. See "Services Agent" and "Shareholder Servicing" below.

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                                                        25

DISTRIBUTOR

         FDI serves as the Trust's exclusive Distributor and holds itself available to receive purchase orders for the Fund's shares. In that capacity, FDI has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of the Fund's shares in accordance with the terms of the Distribution Agreement between the Trust and FDI. Under the terms of the Distribution Agreement between FDI and the Trust, FDI receives no compensation in its capacity as the Trust's distributor.

         The Distribution Agreement shall continue in effect with respect to the Fund for a period of two years after execution only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the Fund's outstanding shares or by the Trust's Trustees and (ii) by a vote of a majority of the Trustees of the Trust who are not "interested persons" (as defined by the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval (see "Trustees and Officers"). The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of the holders of a majority of the Fund's outstanding shares as defined under "Additional Information," in any case without payment of any penalty on 60 days' written notice to the other party. The principal offices of FDI are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.

CO-ADMINISTRATOR

         Under Co-Administration Agreements with the Trust and the Portfolio dated August 1, 1996, FDI also serves as the Trust's and the Portfolio's Co-Administrator. The Co-Administration Agreements may be renewed or amended by the respective Trustees without a shareholder vote. The Co-Administration Agreements are terminable at any time without penalty by a vote of a majority of the Trustees of the Trust or the Portfolio, as applicable, on not more than 60 days' written notice nor less than 30 days' written notice to the other party. The Co-Administrator may subcontract for the performance of its obligations, provided, however, that unless the Trust or the Portfolio, as applicable, expressly agrees in writing, the Co-Administrator shall be fully responsible for the acts and omissions of any subcontractor as it would for its own acts or omissions. See "Services Agent" below.


         For its services under the Co-Administration Agreements, the Fund and the Portfolio have agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund or the Portfolio is based on the ratio of its net assets to the aggregate net assets of the Trust, the Portfolio and certain other investment companies subject to similar agreements with FDI.

         The table below sets forth the administrative  fees paid to FDI for the
fiscal  period   indicated.   See  "Expenses"   below  for  applicable   expense
limitations.



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                                                        26

PORTFOLIO -- For the period March 7, 1997 (commencement of operations) through June 30, 1997(unaudited): $941.

FUND -- For the period April 17, 1997 (commencement of operations) through June 30, 1997 (unaudited): $46.


SERVICES AGENT


         The Trust, on behalf of the Fund, and the Portfolio have entered into Administrative Services Agreements (the "Services Agreements") with Morgan pursuant to which Morgan is responsible for certain administrative and related services provided to the Fund and the Portfolio. The Services Agreements may be terminated at any time, without penalty, by the Trustees or Morgan, in each case on not more than 60 days' nor less than 30 days' written notice to the other party.


         Under the Services Agreements, the Fund and the Portfolio have agreed to pay Morgan fees equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios and the JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the Fund and the Portfolio is determined by the proportionate share that its net assets bear to the total net assets of the Trust, the Master Portfolios, the other investors in the Master Portfolios for which Morgan provides similar services and JPM Series Trust.


         The table below sets forth the service fees paid to Morgan, net of fee waivers and reimbursements, for the fiscal period indicated.

PORTFOLIO -- For the period March 7, 1997 (commencement of operations) through June 30, 1997(unaudited): $11,875.

FUND -- For the period April 17, 1997 (commencement of operations) through June 30, 1997(unaudited): $464.


CUSTODIAN AND TRANSFER AGENT

         State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the Trust's and the Portfolio's custodian and fund accounting agent and the Fund's transfer and dividend disbursing agent. Pursuant to the Custodian Contracts, State Street is responsible for maintaining the books of account and records of portfolio transactions and holding portfolio securities and cash. In the case of foreign assets held outside the United States, the Custodian employs various subcustodians who were approved by the Trustees of the Portfolio in accordance with the regulations of the SEC. The Custodian maintains portfolio transaction records. As Transfer Agent and Dividend Disbursing Agent, State Street is responsible for maintaining account records detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.


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                                                        27

SHAREHOLDER SERVICING

         The Trust on behalf of the Fund has entered into a Shareholder Servicing Agreement with Morgan pursuant to which Morgan acts as shareholder servicing agent for its customers and for other Fund investors who are customers of an Eligible Institution. Under this agreement, Morgan is responsible for performing shareholder account administrative and servicing functions, which includes, but is not limited to, answering inquiries regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected, and certain other matters pertaining to the Fund; assisting customers in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Fund's transfer agent; transmitting purchase and redemption orders to the Fund's transfer agent and arranging for the wiring or other transfer of funds to and from customer accounts in connection with orders to purchase or redeem Fund shares; verifying purchase and redemption orders, transfers among and changes in accounts; informing the Distributor of the gross amount of purchase orders for Fund shares; and providing other related services.

         Under the Shareholder Servicing Agreement, the Fund has agreed to pay Morgan for these services a fee at an annual rate of 0.25% of the average daily net asset value of Fund shares owned by or for shareholders for whom Morgan is acting as shareholder servicing agent). Morgan acts as shareholder servicing agent for all shareholders.


         The shareholder servicing fees paid by the Fund to Morgan, net of fee waivers and reimbursements, for the period April 17, 1997 (commencement of operations) through June 30, 1997 (unaudited) were $3,716.


         As discussed under "Investment Advisor," the Glass-Steagall Act and other applicable laws and regulations limit the activities of bank holding companies and certain of their subsidiaries in connection with registered open-end investment companies. The activities of Morgan in acting as shareholder servicing agent for Fund shareholders under the Shareholder Servicing Agreement and providing administrative services to the Fund and the Portfolio under the Services Agreements and in acting as Advisor to the Portfolio under the Investment Advisory Agreement, may raise issues under these laws. However, Morgan believes that it may properly perform these services and the other activities described in the Prospectus without violation of the Glass-Steagall Act or other applicable banking laws or regulations.

         If Morgan were prohibited from providing any of the services under the Shareholder Servicing Agreement and the Services Agreements, the Trustees would seek an alternative provider of such services. In such event, changes in the operation of the Fund or the Portfolio might occur and a shareholder might no longer be able to avail himself or herself of any services then being provided to shareholders by Morgan.


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                                                        28

INDEPENDENT ACCOUNTANTS

         The independent accountants of the Trust and the Portfolio are Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036. Price Waterhouse LLP conducts an annual audit of the financial statements of the Fund and the Portfolio, assists in the preparation and/or review of the Fund's and the Portfolio's federal and state income tax returns and consults with the Fund and the Portfolio as to matters of accounting and federal and state income taxation.

EXPENSES

         In addition to the fees payable to Pierpont Group, Morgan and FDI under various agreements discussed under "Trustees and Officers," "Investment Advisor," "Co-Administrator and Distributor," "Services Agent" and "Shareholder Servicing" above, the Fund and the Portfolio are responsible for usual and customary expenses associated with their respective operations. Such expenses include organization expenses, legal fees, accounting expenses, insurance costs, the compensation and expenses of the Trustees, registration fees under federal securities laws, and extraordinary expenses applicable to the Fund or the Portfolio. For the Fund, such expenses also include transfer, registrar and dividend disbursing costs, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, and registration fees under state securities laws. For the Portfolio, such expenses also include applicable registration fees under foreign securities laws, custodian fees and brokerage expenses. For additional information regarding waivers or expense subsidies, see "Management of the Fund and Portfolio" in the Prospectus.

PURCHASE OF SHARES

         Investors may open Fund accounts and purchase shares as described in the Prospectus under "Purchase of Shares." References in the Prospectus and this Statement of Additional Information to customers of Morgan or an Eligible Institution include customers of their affiliates and references to transactions by customers with Morgan or an Eligible Institution include transactions with their affiliates. Only Fund investors who are using the services of a financial institution acting as shareholder servicing agent pursuant to an agreement with the Trust on behalf of the Fund may make transactions in shares of the Fund.

         The Fund may, at its own option, accept securities in payment for shares. The securities delivered in such a transaction are valued by the method described in "Net Asset Value" as of the day the Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of Morgan, appropriate investments for the Portfolio. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the Portfolio;
(ii) be acquired by the Fund for investment and not for resale (other than for resale to the Portfolio); (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) have a value which is readily ascertainable as evidenced by a listing on a stock exchange, OTC market or by readily available market quotations from a dealer in such securities. The Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

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                                                        29

         Prospective investors may purchase shares with the assistance of an Eligible Institution, and the Eligible Institution may charge the investor a fee for this service and other services it provides to its customers.

REDEMPTION OF SHARES

         Investors may redeem shares as described in the Prospectus under "Redemption of Shares."


         If the Trust on behalf of the Fund and the Portfolio determine that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Portfolio, in lieu of cash, in conformity with the applicable rule of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The method of valuing portfolio securities is described under "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined. The Trust on behalf of Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90-day period for any one shareholder. The Trust will redeem Fund shares in kind only if it has received a redemption in kind from the Portfolio, and therefore shareholders of the Fund that receive redemptions in kind will receive Portfolio holdings. The Portfolio has advised the Trust that the Portfolio will not redeem in kind except in circumstances in which the Fund is permitted to redeem in kind.


         FURTHER REDEMPTION INFORMATION. The Trust, on behalf of the Fund, and the Portfolio reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows: (i) for up to seven days, (ii) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the SEC by rule or regulation, (iii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Portfolio of, or evaluation of the net asset value of, its portfolio securities to be unreasonable or impracticable, or (iv) for such other periods as the SEC may permit.

EXCHANGE OF SHARES

         An investor may exchange shares from any JPM Pierpont Fund into any other JPM Pierpont Fund or shares of The JPM Institutional Funds or JPM Series Trust, as described under "Exchange of Shares" in the Prospectus. For complete information, the prospectus as it relates to a fund into which a transfer is being made should be read prior to the transfer. Requests for exchange are made in the same manner as requests for redemptions. See "Redemption of Shares." Shares of the fund to be acquired are purchased for settlement when the proceeds from redemption become available. In the case of investors in certain states, state securities laws may restrict the availability of the exchange privilege. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.


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                                                        30

DIVIDENDS AND DISTRIBUTIONS

         The Fund declares and pays dividends and distributions as described under "Dividends and Distributions" in the Prospectus.

         Determination of the net income for the Fund is made at the times described in the Prospectus; in addition, net investment income for days other than business days is determined at the time net asset value is determined on the prior business day.


         If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


NET ASSET VALUE


         The Fund computes its net asset value once daily on Monday through Friday as described under "Net Asset Value" in the Prospectus. The net asset value will not be computed on the days the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Fund and the Portfolio may also close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The days on which net asset value is determined are the Fund's business days.


         The net asset value of the Fund is equal to the value of the Fund's investment in the Portfolio (which is equal to the Fund's pro rata share of the total investment of the Fund and of any other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities) less the Fund's liabilities. The following is a discussion of the procedures used by the Fund in valuing its assets.


     Securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over the counter, are valued using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange or, in the absence of recorded sales, at the readily available closing bid price on such exchange or at the quoted bid price in the OTC market, if such exchange or market constitutes the broadest and most representative market for the security and
(ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indication as to value from dealers and general market conditions. If such prices are not supplied by the Fund's independent pricing service, such securities are priced in accordance with procedures adopted by the Trustees. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued.


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




     Options are traded on national securities exchanges and are valued at the close of options trading on such exchanges which is currently 4:10 P.M., New York time. Futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges which is currently 4:15 P.M., New York time. Securities or other assets for which market quotations are not readily available (including certain restricted and illiquid securities) are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Such procedures include the use of independent pricing services which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Portfolio was more than 60 days, unless this is determined not to represent fair value by the Trustees.

         Trading in securities in most foreign markets is normally completed before the close of trading in U.S. markets and may also take place on days on which the U.S. markets are closed. If events materially affecting the value of securities occur between the time when the market in which they are traded closes and the time when the Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

PERFORMANCE DATA

         As required by regulations of the SEC, the annualized yield for Fund is computed by dividing the Fund's net investment income per share earned during a 30-day period by the net asset value on the last day of the period. The average daily number of shares outstanding during the period that are eligible to receive dividends is used in determining the net investment income per share. Income is computed by totaling the interest earned on all debt obligations during the period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield is then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income, as described under "Additional Information" in the Prospectus.

         TOTAL RETURN QUOTATIONS. As required by regulations of the SEC, the annualized total return of the Fund for a period is computed by assuming a hypothetical initial payment of $1,000. It is then assumed that all of the dividends and distributions distributed by the Fund over the period are reinvested. It is then assumed that at the end of the period, the entire amount is redeemed. The annualized total return is then calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption.

HISTORICAL PERFORMANCE


         Historical return information for the Fund for the fiscal period April 17, 1997 (commencement of operations) through June 30, 1997 was:


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




Average annual total return,  1 year: N/A; average annual total return, 5 years:
N/A;  average annual total return,  commencement of operations(*) to period end:
6.80%;  aggregate total return,  1 year: N/A;  aggregate total return,  5 years:
N/A; aggregate total return, commencement of operations(*) to period end: 6.80%.

--------------------
* The Fund commenced operations on April 17, 1997.

         GENERAL. The Fund's performance will vary from time to time depending upon market conditions, the composition of the Fund, and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

         Comparative performance information may be used from time to time in advertising the Fund's shares, including appropriate market indices including the benchmark indicated under "Investment Advisor" above or data from Lipper Analytical Services, Inc., Micropal, Inc., Ibbotson Associates, Morningstar Inc., the Dow Jones Industrial Average and other industry publications.

         From time to time, the Fund may quote performance in terms of yield, actual distributions, total return, or capital appreciation in reports, sales literature, and advertisements published by the Fund. Current performance information for the Fund may be obtained by calling the number provided on the cover page of this Statement of Additional Information. See "Additional Information" in the Prospectus.

PORTFOLIO TRANSACTIONS

     The Advisor places orders for the Fund for all purchases and sales of portfolio securities, enters into repurchase agreements, and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of the Fund. See "Investment Objective and Policies."

         Fixed income and debt securities are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

         Portfolio transactions for the Fund will be undertaken principally to accomplish the Fund's objective in relation to expected movements in the general level of interest rates. The Fund may engage in short-term trading consistent with its objective. See "Investment Objective and Policies -- Portfolio Turnover."


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                                                        33

         In connection with portfolio transactions for the Fund, the Advisor intends to seek best price and execution on a competitive basis for both purchases and sales of securities.

         Subject to the overriding objective of obtaining the best possible execution of orders, the Advisor may allocate a portion of the Fund's brokerage transactions to affiliates of the Advisor. In order for affiliates of the Advisor to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by such affiliates must be reasonable and fair compared to the commissions, fees, or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Trustees, including a majority of the Trustees who are not "interested persons," have adopted procedures which are reasonably designed to provide that any commissions, fees, or other remuneration paid to such affiliates are consistent with the foregoing standard.

         Portfolio securities will not be purchased from or through or sold to or through the Co-Administrator, the Distributor or the Advisor or any other "affiliated person" (as defined in the 1940 Act) of the Co-Administrator, Distributor or Advisor when such entities are acting as principals, except to the extent permitted by law. In addition, the Fund will not purchase securities during the existence of any underwriting group relating thereto of which the Advisor or an affiliate of the Advisor is a member, except to the extent permitted by law.

         On those occasions when the Advisor deems the purchase or sale of a security to be in the best interests of the Fund as well as other customers, the Advisor to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Advisor in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Fund. In some instances, this procedure might adversely affect the Fund.

         If the Fund effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by the Fund will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which the Fund may write may be affected by options written by the Advisor for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.


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                                                        34

MASSACHUSETTS TRUST

         The Trust is a trust fund of the type commonly known as a "Massachusetts business trust" of which the Fund is a separate and distinct series. A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability described below.

         Effective October 10, 1996, the name of the Trust was changed from "The Pierpont Funds" to "The JPM Pierpont Funds".

         Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust, which is not the case for a corporation. However, the Trust's Declaration of Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of any series thereof and that every written agreement, obligation, instrument or undertaking made on behalf of any series shall contain a provision to the effect that the shareholders are not personally liable thereunder.

         No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to (i) all types of claims in the latter jurisdictions, (ii) tort claims, (iii) contract claims where the provision referred to is omitted from the undertaking, (iv) claims for taxes and (v) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. How ever, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

         The Trust's Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder and that no Trustee, officer, employee, or agent is liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

         The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.


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                                                        35

DESCRIPTION OF SHARES

         The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Fund represents a separate series of shares of beneficial interest. See "Massachusetts Trust."


         The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and classes within any series and to divide or combine the shares (of any series, if applicable) without changing the proportionate beneficial interest of each shareholder in the Fund (or in the assets of other series, if applicable). To date shares of 19 series have been authorized and are available for sale to the public. Each share represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, holders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See "Massachusetts Trust." Shares of the Fund have no preemptive or conversion rights and are fully paid and nonassessable. The rights of redemption and exchange are described in the Prospectus and elsewhere in this Statement of Additional Information.


         The shareholders of the Trust are entitled to a full vote for each full share held and to a fractional vote for each fractional share. Subject to the 1940 Act, the Trustees have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures and to appoint their own successors, provided, however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Trust's Declaration of Trust.

         Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the Trust's shares. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any Trustee or Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either (i) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust or (ii) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of request. If the Trustees elect

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                                                        36
to follow the latter course, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

         The Trustees have authorized the issuance and sale to the public of shares of twenty series of the Trust. The Trustees have no current intention to create any classes within the initial series or any subsequent series. The Trustees may, however, authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset valuation procedures. Any additional classes would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances. All consideration received by the Trust for shares of any additional series or class, and all assets in which such consideration is invested, would belong to that series or class, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of any additional series or class will approve the adoption of any management contract or distribution plan relating to such series or class and of any changes in the investment policies related thereto, to the extent required by the 1940 Act.

         For information relating to mandatory redemption of Fund shares or their redemption at the option of the Trust under certain circumstances, see "Redemption of Shares" in the Prospectus.


     As of August 31, 1997, Morgan as Agent for Three M Operating Subsidiary Ltd. owned of record or, to the knowledge of management, beneficially owned 84.77% of the outstanding shares of the Fund.


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                                                        37

TAXES


         The Fund intends to qualify as a regulated investment company under Subchapter M of the Code. As a regulated investment company, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; (b) derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies) held less than three months, or foreign currencies (or options, futures or forward contracts on foreign currencies), but only if such currencies (or options, futures or forward contracts on foreign currencies) are not directly related to the Fund's principal business of investing in stocks or securities (or options and futures with respect to stocks or securities); and
(c) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets, and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). Effective as of January 1, 1998, the 30% of gross income test described in (b) above will no longer apply to the Fund.


         As a regulated investment company, the Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gain that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gain in excess of net long-term capital loss for the taxable year is distributed in accordance with the Code's timing requirements.

         Under the Code, the Fund will be subject to a 4% excise tax on a portion of its undistributed taxable income and capital gains if it fails to meet certain distribution requirements by the end of the calendar year. The Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

         For federal income tax purposes, dividends that are declared by the Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will be taxable to a shareholder in the year declared rather than the year paid.


         Distributions of net investment income, certain foreign currency gains and realized net short-term capital gain in excess of net long-term capital loss (other than exempt interest dividends) are generally taxable to shareholders of the Fund as ordinary income whether such distributions are taken in cash or reinvested in additional shares. Distributions to corporate shareholders of


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                                                        38
the Fund are not eligible for the dividends received deduction. Distributions of net long-term capital gain (i.e., net long-term capital gain in excess of net short-term capital loss) are taxable to shareholders of the Fund as long-term capital gain, regardless of whether such distributions are taken in cash or reinvested in additional shares and regardless of how long a shareholder has held shares in the Fund. As a result of the enactment of the Taxpayer Relief Act of 1997 (the "Act"), long-term capital gain of an individual is generally subject to a maximum rate of 28% in respect of a capital asset held directly by such individual for more than one year. The maximum rate is reduced to 20% in respect of a capital asset held in excess of 18 months. The Act authorizes the Treasury department to promulgate regulations that would apply these rules in the case of distributions of net long-term gain by the Fund. See "Taxes" in the Prospectus for a discussion of the federal income tax treatment of any gain or loss realized on the redemption or exchange of the Fund's shares. Additionally, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend in shares of the Fund.


         Gains or losses on sales of portfolio securities will be treated as long-term capital gains or losses if the securities have been held for more than one year except in certain cases where a put is acquired or a call option is written thereon or the straddle rules described below are otherwise applicable. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. Except as described below, if an option written by the Portfolio lapses or is terminated through a closing transaction, such as a repurchase by the Portfolio of the option from its holder, the Portfolio will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Portfolio in the closing transaction. If securities are purchased by the Portfolio pursuant to the exercise of a put option written by it, the Portfolio will subtract the premium received from its cost basis in the securities purchased.

         Under the Code, gains or losses attributable to disposition of foreign currency or to certain foreign currency contracts, or to fluctuations in exchange rates between the time the Portfolio accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such income or pays such liabilities, are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities held by the Portfolio, if any, denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates are also treated as ordinary income or loss.


         Forward currency contracts, options and futures contracts entered into by the Portfolio may create "straddles" for U.S. federal income tax purposes and this may affect the character and timing of gains or losses realized by the Portfolio on forward currency contracts, options and futures contracts or on the underlying securities. Certain straddles treated as short sales for tax purposes may also result in the loss of the holding period of underlying securities for


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                                                        39
purposes of the 30% of gross income test described above, and therefore, the Portfolio's ability to enter into forward currency contracts, options and futures contracts may be limited under current law. Effective as of January 1, 1998, the 30% of gross income test will no longer apply to the Fund.


         Certain options, futures and foreign currency contracts held by the Portfolio at the end of each taxable year will be required to be "marked to market" for federal income tax purposes -- i.e., treated as having been sold at market value. For options and futures contracts, 60% of any gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss regardless of how long the Portfolio has held such options or futures. However, gain or loss recognized on certain foreign currency contracts will be treated as ordinary income or loss.


         The Portfolio may invest in equity securities of foreign issuers. If the Portfolio purchases shares in certain foreign corporations (referred to as passive foreign investment companies ("PFICs") under the Code, the Fund may be subject to federal income tax on a portion of any "excess distribution" from such foreign corporation including any gain from the disposition of such shares, even though a portion of such income may have to be distributed as a taxable dividend by the Fund to its shareholders. In addition, certain interest charges may be imposed on the Fund as a result of any such distributions. Alternatively, a Fund may in some cases be permitted to include each year in its income and distribute to shareholders a pro rata portion of the PFIC's income, whether or not distributed to the Fund.

         For taxable years of the Portfolio beginning after 1997, the Portfolio will be permitted to "mark to market" any marketable stock held by the Portfolio in a PFIC. If the Portfolio made such an election, the Fund would include in income each year an amount equal to its share of the excess, if any of the fair market value of the PFIC stock as of the taxable year over the adjusted basis of such stock. The Fund would be allowed a deduction for its shares in excess, if any, of the adjusted basis of the PFIC stock over its fair market value as of the close of the taxable year, but only to the extent of any net mark-to-market gains with respect to the stock included by the Fund for prior taxable years.


         FOREIGN SHAREHOLDERS. Dividends of net investment income and distributions of realized net short-term gain in excess of net long-term loss to a shareholder who, as to the United States, is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

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                                                        40

         In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, the Fund may be required to withhold U.S. federal income tax as "backup withholding" at the rate of 31% from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of Fund shares unless IRS Form W-8 is provided. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such a shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.


         FOREIGN TAXES. It is expected that the Fund may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains) received from sources within foreign countries. So long as more than 50% in value of the total assets of the Fund (including its share of the assets of the Portfolio) at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may elect to treat any foreign income taxes deemed paid by it as paid directly by its shareholders. The Fund will make such an election only if they deem it to be in the best interest of their respective shareholders. The Fund will notify its shareholders in writing each year if they make the election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders and the amount of foreign taxes, if any, for which shareholders of the Fund will not be eligible to claim a foreign tax credit because the holding period requirements (described below) have not been satisfied. If the Fund makes the election, each shareholder will be required to include in his income (in addition to the dividends and distributions he receives) his proportionate share of the amount of foreign income taxes deemed paid by the Fund and will be entitled to claim either a credit (subject to the limitations discussed below) or, if he or she itemizes deductions, a deduction for his or her share of the foreign income taxes in computing federal income tax liability. (No deduction will be permitted in computing an individual's alternative minimum tax liability.) Effective for dividends paid after September 5, 1997, shareholders of the Fund will not be eligible to claim a foreign tax credit with respect to taxes paid by the Fund (notwithstanding that the Fund elects to treat the foreign taxes deemed paid by it as paid directly by its shareholders) unless certain holding period requirements are met. A shareholder who is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from the election described in this paragraph, but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. A tax-exempt shareholder will not ordinarily benefit from this election. Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to the limitation that the credit may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by Fund from its foreign source net investment income will be treated as foreign source income. The Fund's gains and losses from the sale of securities will generally be treated as derived from U.S. sources, however, and certain foreign currency gains and losses likewise will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income," such as the portion of dividends


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                                                        41
received from the Fund which qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, if the election is made, shareholders may nevertheless be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by the Fund. Effective for taxable years of a shareholder beginning after December 31, 1997, individual shareholders of the Fund with $300 or less of creditable foreign taxes ($600 in the case of an individual shareholder filing jointly) may elect to be exempt from the foreign tax credit limitation rules described above (other than the 90% limitation applicable for purposes of the alternative minimum tax), provided that all of such individual shareholder's foreign source income is "qualified passive income" (which generally includes interest, dividends, rents, royalties and certain other types of income) and further provided that all of such foreign source income is shown on one or more payee statements furnished to the shareholder. Shareholders making this election will not be permitted to carry over any excess foreign taxes to or from a tax year to which such an election applies.

         STATE AND LOCAL TAXES. The Fund may be subject to state or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult their own tax advisors with respect to any state or local taxes.

         OTHER TAXATION. The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor the Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code. The Portfolio is organized as a New York trust. The Portfolio is not subject to any federal income taxation or income or franchise tax in the State of New York or The Commonwealth of Massachusetts. The investment by the Fund in the Portfolio does not cause the Fund to be liable for any income or franchise tax in the State of New York.

ADDITIONAL INFORMATION

         As used in this Statement of Additional Information and the Prospectus, the term "majority of the outstanding voting securities" means the vote of (i) 67% or more of the Fund's shares or the Portfolio's outstanding voting securities present at a meeting, if the holders of more than 50% of the Fund's outstanding shares or the Portfolio's outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares or the Portfolio's outstanding voting securities, whichever is less.

         Telephone calls to the Fund, Morgan or Eligible Institutions as shareholder servicing agent may be tape recorded. With respect to the securities offered hereby, this Statement of Additional Information and the Prospectus do not contain all the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act and the Trust's and the Portfolio's Registration Statement filed under the 1940 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements including

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                                                        42
the exhibits filed therewith may be examined at the office of the SEC in Washington D.C.

         Statements contained in this Statement of Additional Information and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the applicable Registration Statements. Each such statement is qualified in all respects by such reference.

         No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus and this Statement of Additional Information, in connection with the offer contained therein and, if given or made, such other information or representations must not be relied upon as having been authorized by any of the Trust, the Fund or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer by the Fund or by the Distributor to sell or solicit any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.


FINANCIAL STATEMENTS

     The Fund's financial statements are incorporated herein by reference from the Fund's June 30, 1997 semi-annual report filing made with the SEC on September 2, 1997 pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder Accession No. 0000912057-97-029671. The Fund's financial statements include the Portfolio's financial statements. The semi-annual report is available without charge upon request by calling J.P. Morgan Funds Services at
(800) 521-5411.


























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                                                        43

APPENDIX A

Description of Security Ratings

STANDARD & POOR'S

CORPORATE BONDS

AAA - Debt rated AAA has the highest ratings assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB - Debt rated BB is regarded as having less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC - An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated CC is currently highly vulnerable to nonpayment.

C - The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.



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                                  Appendix A-1

COMMERCIAL PAPER

A - Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1 - This designation indicates that the degree of safety regarding timely payment is very strong.

MOODY'S

CORPORATE BONDS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

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                                  Appendix A-2

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

COMMERCIAL PAPER

Prime-1 - Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

  - Leading market positions in well established industries.
  - High rates of return on funds employed.
  - Conservative capitalization structures with moderate reliance on debt and internal cash generation.
  - Well established access to a range of financial markets and assured sources of alternate liquidity.

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                                  Appendix A-3

                                     PART C


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(a) Financial Statements

The following financial statements are included in Part A:


Financial Highlights: The JPM Pierpont Emerging Markets Debt Fund


The following financial statements are incorporated by reference into Part B:


The JPM Pierpont Emerging Markets Debt Fund
Statement of Assets and  Liabilities at June 30, 1997  (unaudited)
Statement of Operations for the fiscal period ended June 30, 1997 (unaudited) Statement of Changes in Net Assets (unaudited)
Financial  Highlights  (unaudited)
Notes to Financial Statements June 30, 1997 (unaudited)

The Emerging Markets Debt Fund Portfolio
Schedule of Investments at June 30, 1997 (unaudited)
Statement of Assets and Liabilities at June 30, 1997 (unaudited)
Statement of Operations for the fiscal period ended June 30, 1997 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary  Data (unaudited)
Notes to Financial Statements June 30, 1997 (unaudited)


(b)  Exhibits

Exhibit Number

1. Declaration of Trust, as amended, was filed as Exhibit No. 1 to Post-Effective Amendment No. 26 to the Registration Statement filed on September 27, 1996 (Accession Number 0000912057-96-021331).

1(a). Amendment No. 5 to Declaration of Trust; Amendment and Fifth Amended and
      Restated Establishment and Designation of Series of Shares of Beneficial Interest.*

1(b). Amendment No. 6 to Declaration of Trust; Amendment and Sixth Amended and
      Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(b) to Post-Effective Amendment No. 32 to the Registration Statement February 28, 1997 (Accession Number 0001016964-97-000038).

1(c). Amendment No. 7 to Declaration of Trust; Amendment and Seventh Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(c) to Post-Effective Amendment No. 34 to the Registration Statement filed on April 30, 1997 (Accession Number 0001019694-97-000063).


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                                                        C-2

2.     Restated By-Laws of Registrant.*

6.     Distribution Agreement between Registrant and Funds Distributor, Inc.
       ("FDI").*

8. Custodian Contract between Registrant and State Street Bank and Trust Company ("State Street").*

9(a).  Co-Administration Agreement between Registrant and FDI.*

9(b). Restated Shareholder Servicing Agreement between Registrant and Morgan Guaranty Trust Company of New York ("Morgan Guaranty") was filed as Exhibit No. 9(b) to Post-Effective Amendment No. 33 to the Registration Statement filed on March 6, 1997 (Accession Number 0001019694-97-000048).

9(c).  Transfer Agency and Service Agreement between Registrant and State
       Street.*

9(d). Restated Administrative Services Agreement between Registrant and Morgan Guaranty.*

9(e). Fund Services Agreement, as amended, between Registrant and Pierpont Group, Inc.*

10.    Opinion and consent of Sullivan & Cromwell.*

13.    Purchase agreements with respect to Registrant's initial shares.*

16.    Schedule for computation of performance quotations.*

17.    Financial Data Schedules. (filed herewith)


18. Powers of Attorney.( were filed as Exhibit No. 18 to Post-Effective Amendment No. 37 to the Registration Statement filed on August 1, 1997 - Accession Number 0001016964-97-000138.)

-------------------------

* Incorporated herein by reference to Post-Effective Amendment No. 30 to the Registration Statement filed on December 27, 1996 (Accession Number 0001016964-96-000066)

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

Not applicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.


Shares of Beneficial Interest ($0.001 par value).
Title of Class:  Number of Record Holders as of July 31, 1997.

The JPM Pierpont Prime Money Market Fund: 3,471


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                                                        C-3

The JPM Pierpont Tax Exempt Money Market Fund: 1,567
The JPM Pierpont Federal Money Market Fund: 335
The JPM Pierpont Short Term Bond Fund: 86
The JPM Pierpont Bond Fund: 632
The JPM Pierpont Tax Exempt Bond Fund: 949
The JPM Pierpont New York Total Return Bond Fund: 175
The JPM Pierpont Diversified Fund: 486
The JPM Pierpont U.S. Equity Fund: 1,976
The JPM Pierpont U.S. Small Company Fund: 1,614
The JPM Pierpont International Equity Fund: 1,126
The JPM Pierpont Emerging Markets Equity Fund: 1,020
The JPM Pierpont European Equity Fund: 60
The JPM Pierpont Asia Growth Fund: 46
The JPM Pierpont Japan Equity Fund: 35
The JPM Pierpont International Opportunities Fund: 312
The JPM Pierpont Global Strategic Income Fund: 3
The JPM Pierpont Latin American Equity Fund: N/A
The JPM Pierpont Emerging Markets Debt Fund: 37
The JPM Pierpont U.S. Small Company Opportunities Fund: 199


ITEM 27. INDEMNIFICATION.

Reference  is made to  Section  5.3 of  Registrant's  Declaration  of Trust  and
Section 5 of Registrant's Distribution Agreement.

Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Not Applicable.

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                                                        C-4

ITEM 29. PRINCIPAL UNDERWRITERS.

(a) FDI, located at 60 State Street, Suite 1300, Boston, Massachusetts 02109, is the principal underwriter of the Registrant's shares.

FDI acts as principal underwriter of the following investment companies other than the Registrant:

BJB Investment Funds
Burridge Funds
Foreign Fund, Inc.
Fremont Mutual Funds, Inc.
Harris Insight Funds Trust
H.T. Insight Funds, Inc. d/b/a Harris Insight Funds
LKCM Fund
Monetta Fund, Inc.
Monetta Trust
The Munder Framlington Funds Trust
The Munder Funds, Inc.
The Munder Funds Trust
The PanAgora Institutional Funds
RCM Capital Funds, Inc.
RCM Equity Funds, Inc.
The Skyline Funds
St. Clair Money Market Fund
Waterhouse Investors Cash Management Funds, Inc.
The JPM Institutional Funds
JPM Series Trust
JPM Series Trust II

FDI does not act as depositor or investment adviser of any investment companies.

FDI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. FDI is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

(b) The information required by this Item 29(b) with respect to each director, officer and partner of FDI is incorporated herein by reference to Schedule A of Form BD filed by FDI with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-20518).

(c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

PIERPONT GROUP, INC.: 461 Fifth Avenue, New York, New York 10017 (records relating to its assisting the Trustees in carrying out their duties in supervising the Registrant's affairs).


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



MORGAN GUARANTY TRUST COMPANY OF NEW YORK: 60 Wall Street, New York, New York 10260-0060, 522 Fifth Avenue, New York, New York 10036 or 9 West 57th Street, New York, New York 10019 (records relating to its functions as shareholder servicing agent, and administrative services agent).

STATE  STREET  BANK AND  TRUST  COMPANY:  1776  Heritage  Drive,  North  Quincy,
Massachusetts 02171 and 40 King Street West, Toronto, Ontario, Canada M5H 3Y8 (records relating to its functions as fund accountant, custodian, transfer agent and dividend disbursing agent).

FUNDS DISTRIBUTOR, INC.: 60 State Street, Boston, Massachusetts 02109 (records relating to its functions as distributor and co-administrator).

ITEM 31. MANAGEMENT SERVICES.

Not Applicable.

ITEM 32. UNDERTAKINGS.

(a) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

(b) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant, except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value of shares held by such requesting shareholders.


(c) The Registrant undertakes to file a Post-Effective Amendment on behalf of The JPM Pierpont Global Strategic Income Fund, The JPM Pierpont Latin American Equity Fund, and The JPM Pierpont U.S. Small Company Opportunities Fund, using financial statements which need not be certified, within four to six months from the commencement of public investment operations of such funds.


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




                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 2nd day of September, 1997.


THE JPM PIERPONT FUNDS

By         /s/ Richard W. Ingram
           -----------------------
           Richard W. Ingram
           President and Treasurer


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on September 2, 1997.


/s/ Richard W. Ingram
------------------------------
Richard W. Ingram
President and Treasurer (Principal Financial and Accounting Officer)

Matthew Healey*
-----------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal Executive Officer)

Frederick S. Addy*
------------------------------
Frederick S. Addy
Trustee

William G. Burns*
------------------------------
William G. Burns
Trustee

Arthur C. Eschenlauer*
------------------------------
Arthur C. Eschenlauer
Trustee

Michael P. Mallardi*
------------------------------
Michael P. Mallardi
Trustee

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




*By        /s/ Richard W. Ingram
           ----------------------------
           Richard W. Ingram
           as attorney-in-fact pursuant to a power of attorney previously filed.

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




                                   SIGNATURES


Each Portfolio has duly caused this registration statement on Form N-1A ("Registration Statement") of The JPM Pierpont Funds (the "Trust") (File No. 33-54632) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts on the 2nd day of September, 1997.


THE FEDERAL MONEY MARKET PORTFOLIO, THE TAX EXEMPT MONEY MARKET PORTFOLIO, THE TAX EXEMPT BOND PORTFOLIO, THE NEW YORK TOTAL RETURN BOND PORTFOLIO AND SERIES PORTFOLIO II

By         /s/ Richard W. Ingram
           ----------------------------
           Richard W. Ingram
           President and Treasurer


Pursuant to the requirements of the Securities Act of 1933, the Trust's Registration Statement has been signed below by the following persons in the capacities indicated on September 2, 1997.


/s/ Richard W. Ingram
----------------------------
Richard W. Ingram
President and Treasurer (Principal Financial and Accounting Officer) of the Portfolios

Matthew Healey*
----------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal Executive Officer) of the Portfolios

Frederick S. Addy*
----------------------------
Frederick S. Addy
Trustee of the Portfolios

William G. Burns*
----------------------------
William G. Burns
Trustee of the Portfolios

Arthur C. Eschenlauer*
----------------------------
Arthur C. Eschenlauer
Trustee of the Portfolios

Michael P. Mallardi*
----------------------------
Michael P. Mallardi

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



Trustee of the Portfolios

*By        /s/ Richard W. Ingram
           ----------------------------
           Richard W. Ingram
           as attorney-in-fact pursuant to a power of attorney previously filed.















































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



                                   SIGNATURES


Each Portfolio has duly caused this registration statement on Form N-1A ("Registration Statement") of The JPM Pierpont Funds (the "Trust") (File No. 33-54632) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of George Town, Grand Cayman, on the 2nd day of September, 1997.

THE PRIME MONEY MARKET PORTFOLIO, THE SHORT TERM BOND PORTFOLIO, THE U.S. FIXED INCOME PORTFOLIO, THE U.S. EQUITY PORTFOLIO, THE U.S. SMALL COMPANY PORTFOLIO, THE INTERNATIONAL EQUITY PORTFOLIO, THE DIVERSIFIED PORTFOLIO, THE EMERGING MARKETS EQUITY PORTFOLIO, THE NON-U.S. FIXED INCOME PORTFOLIO, AND THE SERIES PORTFOLIO

           /s/ Lenore J. McCabe
By         -------------------------
           Lenore J. McCabe
           Assistant Secretary and Assistant Treasurer

Pursuant to the requirements of the Securities Act of 1933, the Trust's Registration Statement has been signed below by the following persons in the capacities indicated on September 2, 1997.



Richard W. Ingram*
----------------------------
Richard W. Ingram
President and Treasurer (Principal Financial and Accounting Officer) of the Portfolios

Matthew Healey*
----------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal Executive Officer) of the Portfolios

Frederick S. Addy*
----------------------------
Frederick S. Addy
Trustee of the Portfolios

William G. Burns*
----------------------------
William G. Burns
Trustee of the Portfolios

Arthur C. Eschenlauer*
----------------------------
Arthur C. Eschenlauer
Trustee of the Portfolios


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



Michael P. Mallardi*
----------------------------
Michael P. Mallardi
Trustee of the Portfolios

           /s/ Lenore J. McCabe
*By        ------------------------
           Lenore J. McCabe
           as attorney-in-fact pursuant to a power of attorney previously filed.

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                                                       C-12

                                INDEX TO EXHIBITS


Exhibit No.       Description of Exhibit
-------------     ----------------------


EX-27.1
to EX-27.17       Financial Data Schedules


                                                  C-13

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